                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 3/31
Date of reporting period: 9/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
EQUITY VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2007


RIVERSOURCE EQUITY VALUE FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
GROWTH OF CAPITAL AND INCOME.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Investments in Securities...........     13

Financial Statements................     17

Notes to Financial Statements.......     23

Approval of Investment Management
   Services Agreement...............     43

Proxy Voting........................     45

Change in Independent Registered
   Public Accounting Firm...........     46

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2007

FUND OBJECTIVE

RiverSource Equity Value Fund seeks to provide shareholders with growth of capital and income.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Financials                          23.6%
Energy                              17.1%
Industrials                         14.4%
Information Technology              10.4%
Telecommunication Services           7.7%
Health Care                          6.5%
Other(1)                            20.3%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 6.5%, Consumer Discretionary 4.9%, Consumer Staples 4.7%, Utilities 3.1%, Telecommunication 0.5% and Cash & Cash Equivalents 0.6%.

TOP TEN HOLDINGS

Percentage of portfolio assets

AT&T                                  3.8%
Chevron                               2.9%
Citigroup                             2.7%
ConocoPhillips                        2.6%
General Electric                      2.6%
Bank of America                       2.6%
Caterpillar                           2.6%
XL Capital Cl A                       2.5%
Loews                                 2.4%
Everest Re Group                      2.0%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

                      RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT SEPT. 30, 2007

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Warren Spitz                      23
Steve Schroll                     26
Laton Spahr, CFA                   9
Paul Stocking                     20

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     IEVAX          03/20/95
Class B                     INEGX          05/14/84
Class C                     REVCX          06/26/00
Class I                        --          03/04/04
Class R2                       --          12/11/06
Class R3                    RSEVX          12/11/06
Class R4                    AEVYX          03/20/95
Class R5                    RSEYX          12/11/06
Class W                        --          12/01/06
Total net assets                        $1.267 billion
Number of holdings                              116

--------------------------------------------------------------------------------

 4 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six month period ended Sept. 30, 2007

                                  (BAR CHART)

RiverSource Equity Value Fund Class A (excluding
  sales charge)                                        +10.34%

Russell 1000 Value Index (unmanaged)                    +4.67%

Lipper Large-Cap Value Funds Index                      +6.68%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                    TOTAL                   NET EXPENSES
Class A                                             1.09%                      1.09%
Class B                                             1.86%                      1.86%
Class C                                             1.84%                      1.84%
Class I                                             0.67%                      0.67%
Class R2                                            1.47%                      1.47%
Class R3                                            1.23%                      1.23%
Class R4                                            0.98%                      0.95%(a)
Class R5                                            0.78%                      0.78%
Class W                                             1.12%                      1.12%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.07% for the fiscal year ended March 31, 2007), will not exceed 0.88% for Class R4.
--------------------------------------------------------------------------------

                      RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT SEPT. 30, 2007
                                                                                      SINCE
WITHOUT SALES CHARGE                 6 MONTH*  1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION
 Class A (inception 3/20/95)          +10.34%  +19.00%  +18.15%  +19.95%    +6.95%    +10.66%
 Class B (inception 5/14/84)           +9.96%  +18.03%  +17.28%  +19.03%    +6.14%    +11.78%
 Class C (inception 6/26/00)           +9.93%  +18.03%  +17.24%  +19.02%       N/A     +6.78%
 Class I (inception 3/4/04)           +10.54%  +19.44%  +18.64%      N/A       N/A    +15.18%
 Class R2 (inception 12/11/06)        +10.19%      N/A      N/A      N/A       N/A   +11.34%*
 Class R3 (inception 12/11/06)        +10.32%      N/A      N/A      N/A       N/A   +11.55%*
 Class R4 (inception 3/20/95)         +10.41%  +19.14%  +18.33%  +20.13%    +7.10%    +10.82%
 Class R5 (inception 12/11/06)        +10.60%      N/A      N/A      N/A       N/A   +11.98%*
 Class W (inception 12/1/06)          +10.38%      N/A      N/A      N/A       N/A   +13.24%*

WITH SALES CHARGE
 Class A (inception 3/20/95)           +4.00%  +12.16%  +15.84%  +18.53%    +6.32%    +10.14%
 Class B (inception 5/14/84)           +4.96%  +13.03%  +16.30%  +18.83%    +6.14%    +11.78%
 Class C (inception 6/26/00)           +8.93%  +17.03%  +17.24%  +19.02%       N/A     +6.78%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio managers Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking discuss RiverSource Equity Value Fund's results and positioning for the six months ended Sept. 30, 2007.

Q: How did RiverSource Equity Value Fund perform for the six months ended Sept.
   30, 2007?

A: RiverSource Equity Value Fund gained 10.34% (Class A shares, excluding sales charge) for the six months ended Sept. 30, 2007. The Fund outperformed the 4.67% advance of its benchmark, the Russell 1000(R) Value Index (the Russell Index), as well as the 6.68% increase of the Lipper Large-Cap Value Funds Index, representing the Fund's peer group.

   SIGNIFICANT EXPOSURE TO THE ENERGY SECTOR AND PRODUCER DURABLES INDUSTRY CONTRIBUTED TO THE FUND'S RESULTS, AS BOTH OF THESE SECTORS OUTPACED THE RUSSELL INDEX FOR THE SEMIANNUAL PERIOD.


Q: What factors most significantly affected the Fund's performance?

A: A notably modest allocation to financials, the worst performing sector in the Russell Index, and stock selection within the group boosted the Fund's returns most relative to the Russell Index. Significant exposure to the energy sector and the producer durables industry contributed to the Fund's results, as both of these sectors outpaced the Russell Index for the semiannual period. In energy, stock selection was also a positive, as oil services firms Weatherford Intl, Schlumberger, Transocean and Baker Hughes were each particularly strong performers. In producer durables, having only a modest position in General Electric detracted from Fund results, but this was offset by strong performance from a holding in machinery manufacturer Caterpillar. Stock selection in information technology was effective, with Nokia and Hewlett-Packard being standouts within the sector.

   Stock selection within integrated oil companies boosted Fund results, as Petroleo Brasileiro, Chevron and ConocoPhillips were each strong performers. However, this positive was more than outweighed by the detracting effect of having only a modest position in the group, as integrated oils was the best performing industry in the Russell Index for the period. Similarly, a small allocation to Exxon Mobil, which performed well, detracted. Also hurting Fund results during the period was its somewhat sizable exposure to autos and

--------------------------------------------------------------------------------

                      RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   transportation, which lagged the Russell Index. A position in US Airways Group particularly disappointed.

Q: What changes did you make to the Fund's portfolio during the period?

A: We increased the Fund's positions in information technology and oil services.
   For example, we added to the Fund position in IBM and established a new position in Intel. We reduced the Fund's allocations to the financials and consumer discretionary sectors. Within financials, we especially reduced the Fund's positions in banks and capital markets firms, eliminating by the end of the period the Fund's holdings in Goldman Sachs, Lehman Brothers Holdings, Merrill Lynch and Morgan Stanley. Elsewhere, in integrated oils, we eliminated the Fund's position in Exxon Mobil toward the end of the period.

   Overall, the changes we made during the semiannual period were an acceleration of the Fund's re-emphasis on cyclical industries over consumer-related names. Fears of a consumer-led recession being on the horizon heightened amidst the housing slowdown and credit market turmoil. Plus, capital markets firms were impacted by slowed merger and acquisition activity in the last months of the period, as credit dried up and there was a broad repricing of risk by credit investors. Meanwhile, valuations for oil services firms appeared comparatively attractive and a move back toward technology stocks appeared to be in the early stages, as many expect there to be increased spending for technology-related goods and services by businesses flush with cash from strong earnings growth over the past several years.

   OVERALL, THE CHANGES WE MADE DURING THE SEMIANNUAL PERIOD WERE AN ACCELERATION OF THE FUND'S RE-EMPHASIS ON CYCLICAL INDUSTRIES OVER CONSUMER-RELATED NAMES.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: During the past several months, the global macroeconomic environment has grown increasingly uncertain. In response to this uncertainty, we have increased our emphasis on bottom-up stock selection. This focus has recently led us to new ideas in sectors such as health care and information technology, which we believe will complement the Fund's sustained greater exposure to cyclical sectors, including basic materials, producer durables and energy. At

--------------------------------------------------------------------------------

 8 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   the same time, we intend to further reduce the Fund's already modest exposure to financial services in favor of these more attractive sectors given ongoing concerns regarding the capital and credit markets in the U.S.

   As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed or ignored or strongly disagree with, and that have the potential to move the share values higher. We will continue to emphasize stocks with attractive valuations and will generally invest in equities across the market capitalization sectors with an emphasis on large-cap stocks.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                      RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            APRIL 1, 2007   SEPT. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,103.40          $5.24           1.00%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.95          $5.04           1.00%
 Class B
   Actual(b)                   $1,000         $1,099.60          $9.16           1.75%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.21          $8.80           1.75%
 Class C
   Actual(b)                   $1,000         $1,099.30          $9.16           1.75%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.21          $8.80           1.75%
 Class I
   Actual(b)                   $1,000         $1,105.40          $3.10            .59%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.99          $2.97            .59%
 Class R2
   Actual(b)                   $1,000         $1,101.90          $7.34           1.40%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.95          $7.04           1.40%
 Class R3
   Actual(b)                   $1,000         $1,103.20          $6.29           1.20%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.95          $6.04           1.20%
 Class R4
   Actual(b)                   $1,000         $1,104.10          $4.67            .89%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.49          $4.48            .89%
 Class R5
   Actual(b)                   $1,000         $1,106.00          $3.41            .65%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.69          $3.28            .65%

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  11

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            APRIL 1, 2007   SEPT. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class W
   Actual(b)                   $1,000         $1,103.80          $5.51           1.05%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.70          $5.29           1.05%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2007: +10.34% for Class A, +9.96% for Class B, +9.93% for Class C, +10.54% for Class I, +10.19% for Class R2, +10.32% for Class R3, +10.41% for Class R4, +10.60%
     for Class R5 and +10.38% for Class W.

--------------------------------------------------------------------------------

 12 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.8%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.7%)
Honeywell Intl                                      239,265             $14,229,090
United Technologies                                 240,537              19,358,417
                                                                    ---------------
Total                                                                    33,587,507
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
United Parcel Service Cl B                           57,336               4,305,934
-----------------------------------------------------------------------------------

AIRLINES (0.5%)
AMR                                                  86,398(b)            1,925,811
Continental Airlines Cl B                            75,857(b)            2,505,557
UAL                                                   9,398(b)              437,289
US Airways Group                                     58,059(b)            1,524,049
                                                                    ---------------
Total                                                                     6,392,706
-----------------------------------------------------------------------------------

AUTOMOBILES (1.9%)
Ford Motor                                        1,633,630(b)           13,869,518
General Motors                                      281,695              10,338,207
                                                                    ---------------
Total                                                                    24,207,725
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                50,934(b)            2,881,336
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Apollo Mgmt LP                                      131,000(b,e)          3,307,750
Bank of New York Mellon                             161,344               7,121,724
Lehman Brothers Holdings                             36,272               2,239,071
                                                                    ---------------
Total                                                                    12,668,545
-----------------------------------------------------------------------------------

CHEMICALS (4.2%)
Air Products & Chemicals                            153,995              15,054,551
Dow Chemical                                        372,726              16,049,582
EI du Pont de Nemours & Co                          385,031              19,082,136
Praxair                                              42,602               3,568,344
                                                                    ---------------
Total                                                                    53,754,613
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL BANKS (0.7%)
US Bancorp                                          104,577              $3,401,890
Wachovia                                             96,738               4,851,411
                                                                    ---------------
Total                                                                     8,253,301
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                    188,565               7,116,443
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems                                       321,785(b)           10,654,301
Nokia ADR                                           244,492(c)            9,273,582
                                                                    ---------------
Total                                                                    19,927,883
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.2%)
Hewlett-Packard                                     421,344              20,978,718
IBM                                                 161,125              18,980,525
                                                                    ---------------
Total                                                                    39,959,243
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                         63,013(b)              959,688
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Discover Financial Services                          39,212(b)              815,610
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.0%)
Bank of America                                     659,270              33,141,503
Citigroup                                           728,340              33,991,628
JPMorgan Chase & Co                                 189,121               8,665,524
                                                                    ---------------
Total                                                                    75,798,655
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.4%)
AT&T                                              1,145,244              48,455,274
Deutsche Telekom ADR                                901,505(c)           17,696,543
Verizon Communications                              338,542              14,990,640
                                                                    ---------------
Total                                                                    81,142,457
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.7%)
DPL                                                 118,000               3,098,680
Duke Energy                                         172,926               3,231,987
Exelon                                               79,413               5,984,564

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRIC UTILITIES (CONT.)
FirstEnergy                                          91,722              $5,809,671
FPL Group                                           167,869              10,219,865
Southern                                            158,066               5,734,634
                                                                    ---------------
Total                                                                    34,079,401
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                             374,443(c)            9,821,640
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Tyco Electronics                                     67,663               2,397,300
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (6.5%)
Baker Hughes                                        148,383              13,409,372
GlobalSantaFe                                       113,751               8,647,351
Halliburton                                         358,914              13,782,298
Schlumberger                                        134,894              14,163,870
Transocean                                          147,429(b)           16,666,848
Weatherford Intl                                    230,147(b)           15,461,275
                                                                    ---------------
Total                                                                    82,131,014
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
CVS Caremark                                        130,935               5,188,954
Wal-Mart Stores                                      90,870               3,966,476
                                                                    ---------------
Total                                                                     9,155,430
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Kraft Foods Cl A                                    214,619               7,406,502
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Covidien                                             68,281(b,c)          2,833,662
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Cardinal Health                                      58,009               3,627,303
Humana                                               75,976(b)            5,309,203
                                                                    ---------------
Total                                                                     8,936,506
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                       157,531               7,629,226
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Whirlpool                                            59,431               5,295,302
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.9%)
General Electric                                    801,960              33,201,144
Tyco Intl                                            67,663(c)            3,000,177
                                                                    ---------------
Total                                                                    36,201,321
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INSURANCE (14.2%)
ACE                                                 349,035(c)          $21,141,050
Allstate                                            139,510               7,978,577
American Intl Group                                 311,149              21,049,230
Chubb                                               171,641               9,206,823
Everest Re Group                                    234,414(c)           25,841,799
Lincoln Natl                                         61,709               4,070,943
Loews                                               632,189              30,566,338
Marsh & McLennan Companies                          429,276              10,946,538
RenaissanceRe Holdings                               41,828(c)            2,735,969
Travelers Companies                                 320,752              16,146,656
XL Capital Cl A                                     391,978(c)           31,044,657
                                                                    ---------------
Total                                                                   180,728,580
-----------------------------------------------------------------------------------

IT SERVICES (0.3%)
Electronic Data Systems                             159,441               3,482,191
-----------------------------------------------------------------------------------

MACHINERY (6.4%)
Caterpillar                                         418,839              32,849,544
Deere & Co                                           35,853               5,321,302
Eaton                                               136,901              13,558,675
Illinois Tool Works                                 322,066              19,208,016
Ingersoll-Rand Cl A                                 134,052(c)            7,301,812
Parker Hannifin                                      34,983               3,912,149
                                                                    ---------------
Total                                                                    82,151,498
-----------------------------------------------------------------------------------

MEDIA (1.5%)
CBS Cl B                                             74,565               2,348,798
Comcast Cl A                                        240,687(b)            5,819,812
News Corp Cl A                                      119,844               2,635,370
Time Warner                                         419,676               7,705,250
                                                                    ---------------
Total                                                                    18,509,230
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                               224,359               8,776,924
Nucor                                                50,376               2,995,861
                                                                    ---------------
Total                                                                    11,772,785
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Macy's                                              102,864               3,324,564
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Dominion Resources                                   58,093               4,897,240
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (10.5%)
Anadarko Petroleum                                  158,101              $8,497,929
Apache                                               76,683               6,906,071
BP ADR                                              260,702(c)           18,079,684
Chevron                                             392,923              36,769,733
ConocoPhillips                                      379,554              33,313,454
Devon Energy                                         57,301               4,767,443
EnCana                                               58,051(c)            3,590,454
Petroleo Brasileiro ADR                             233,741(c)           17,647,446
Spectra Energy                                       73,087               1,789,170
Suncor Energy                                        27,593(c)            2,616,092
                                                                    ---------------
Total                                                                   133,977,476
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.3%)
Intl Paper                                          320,736              11,504,800
Weyerhaeuser                                         71,803               5,191,357
                                                                    ---------------
Total                                                                    16,696,157
-----------------------------------------------------------------------------------

PHARMACEUTICALS (5.3%)
Abbott Laboratories                                 256,388              13,747,525
Eli Lilly & Co                                      157,838               8,985,717
Johnson & Johnson                                    98,512               6,472,238
Merck & Co                                          274,301              14,178,618
Pfizer                                              514,537              12,570,139
Schering-Plough                                     211,436               6,687,721
Wyeth                                               112,596               5,016,152
                                                                    ---------------
Total                                                                    67,658,110
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                                  43,590               1,862,601
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Intel                                               703,428              18,190,648
STMicroelectronics                                  365,324(c)            6,119,177
Taiwan Semiconductor Mfg ADR                        792,943(c)            8,024,583
                                                                    ---------------
Total                                                                    32,334,408
-----------------------------------------------------------------------------------

SOFTWARE (2.7%)
Microsoft                                           529,951              15,612,356
Oracle                                              478,535(b)           10,360,283
Symantec                                            426,932(b)            8,273,942
                                                                    ---------------
Total                                                                    34,246,581
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (0.2%)
Best Buy                                             66,351              $3,053,473
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Fannie Mae                                          346,939              21,097,361
-----------------------------------------------------------------------------------

TOBACCO (3.4%)
Altria Group                                        307,329              21,368,586
Loews-Carolina Group                                256,910(d)           21,125,709
                                                                    ---------------
Total                                                                    42,494,295
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
ALLTEL                                               72,620               5,060,162
Sprint Nextel                                       609,042              11,571,798
                                                                    ---------------
Total                                                                    16,631,960
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $927,333,169)                                                 $1,252,577,460
-----------------------------------------------------------------------------------

BONDS (0.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES
Qwest Communications Intl
 Sr Unsecured
  11-15-25                          3.50%        $4,037,000              $6,640,784
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $4,037,000)                                                       $6,640,784
-----------------------------------------------------------------------------------

MONEY MARKET FUND (0.6%)
ISSUER                                            SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  7,708,417(f)           $7,708,417
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $7,708,417)                                                       $7,708,417
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $939,078,586)(g)                                              $1,266,926,661
===================================================================================

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  15

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 14.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007 is as follows:

SECURITY                                      ACQUISITION DATES            COST
----------------------------------------------------------------------------------
Apollo Mgmt LP                                    08-02-07              $3,144,000

(f)  Affiliated Money Market Fund -- See Note 5 to the financial statements.

(g) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $939,079,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $341,504,000
Unrealized depreciation                                            (13,656,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $327,848,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPT. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $931,370,169)          $1,259,218,244
   Affiliated money market fund (identified cost $7,708,417)
      (Note 5)                                                       7,708,417
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $939,078,586)                                                 1,266,926,661
Cash                                                                     9,869
Capital shares receivable                                              340,964
Dividends and accrued interest receivable                            1,457,018
------------------------------------------------------------------------------
Total assets                                                     1,268,734,512
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 843,379
Accrued investment management services fee                              17,741
Accrued distribution fee                                               502,752
Accrued transfer agency fee                                              2,320
Accrued administrative services fee                                      1,947
Accrued plan administration services fee                                 5,586
Other accrued expenses                                                  96,628
------------------------------------------------------------------------------
Total liabilities                                                    1,470,353
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $1,267,264,159
==============================================================================

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  17

SEPT. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $      860,193
Additional paid-in capital                                         877,740,319
Undistributed net investment income                                  2,096,707
Accumulated net realized gain (loss)                                58,718,865
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      327,848,075
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $1,267,264,159
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                            $1,090,632,501
                                           Class B                            $  155,624,838
                                           Class C                            $    6,671,915
                                           Class I                            $       15,778
                                           Class R2                           $        5,514
                                           Class R3                           $        5,514
                                           Class R4                           $   14,296,985
                                           Class R5                           $        5,514
                                           Class W                            $        5,600
Net asset value per share of outstanding
   capital stock:                          Class A shares(1)    74,051,836    $        14.73
                                           Class B shares       10,539,012    $        14.77
                                           Class C shares          455,998    $        14.63
                                           Class I shares            1,070    $        14.75
                                           Class R2 shares             374    $        14.74
                                           Class R3 shares             374    $        14.74
                                           Class R4 shares         969,868    $        14.74
                                           Class R5 shares             374    $        14.74
                                           Class W shares              380    $        14.74
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $15.63. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 18 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPT. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 13,888,219
Interest                                                              70,465
Income distributions from affiliated money market fund (Note
   5)                                                                223,105
Fee income from securities lending (Note 3)                           27,295
   Less foreign taxes withheld                                      (124,908)
----------------------------------------------------------------------------
Total income                                                      14,084,176
----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 3,260,214
Distribution fee
   Class A                                                         1,344,801
   Class B                                                           882,392
   Class C                                                            32,845
   Class R2                                                               13
   Class R3                                                                7
   Class W                                                                 7
Transfer agency fee
   Class A                                                           777,989
   Class B                                                           136,681
   Class C                                                             4,902
   Class R2                                                                2
   Class R3                                                                2
   Class R4                                                            3,306
   Class R5                                                                2
   Class W                                                                 5
Administrative services fee                                          355,434
Plan administration services fee
   Class R2                                                                7
   Class R3                                                                7
   Class R4                                                           16,528
Compensation of board members                                         11,578
Custodian fees                                                        49,125
Printing and postage                                                  90,616
Registration fees                                                     27,777
Professional fees                                                     26,863
Other                                                                 13,473
----------------------------------------------------------------------------
Total expenses                                                     7,034,576
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                         (1,338)
----------------------------------------------------------------------------
                                                                   7,033,238
   Earnings and bank fee credits on cash balances (Note 2)           (54,864)
----------------------------------------------------------------------------
Total net expenses                                                 6,978,374
----------------------------------------------------------------------------
Investment income (loss) -- net                                    7,105,802
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  19

SIX MONTHS ENDED SEPT. 30, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $ 47,647,754
   Foreign currency transactions                                         112
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           47,647,866
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     69,986,043
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            117,633,909
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $124,739,711
============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 20 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED
                                                        SEPT. 30, 2007       YEAR ENDED
                                                         (UNAUDITED)       MARCH 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                         $    7,105,802     $   11,993,947
Net realized gain (loss) on investments                     47,647,866        125,168,618
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        69,986,043         (5,262,153)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              124,739,711        131,900,412
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (6,523,698)       (10,942,438)
      Class B                                                 (365,125)          (624,331)
      Class C                                                  (15,834)           (22,630)
      Class I                                                     (125)              (207)
      Class R2                                                     (22)               (26)
      Class R3                                                     (28)               (30)
      Class R4                                                 (92,351)          (167,357)
      Class R5                                                     (42)               (36)
      Class W                                                      (32)               (31)
-----------------------------------------------------------------------------------------
Total distributions                                         (6,997,257)       (11,757,086)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  21

                                                       SIX MONTHS ENDED
                                                        SEPT. 30, 2007       YEAR ENDED
                                                         (UNAUDITED)       MARCH 31, 2007
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                              $   60,897,462     $  179,743,101
   Class B shares                                            5,449,842         24,658,603
   Class C shares                                              467,700          2,949,800
   Class R2 shares                                                  --              5,000
   Class R3 shares                                                  --              5,000
   Class R4 shares                                           3,019,936          3,826,078
   Class R5 shares                                                  --              5,000
   Class W shares                                                   --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                            6,388,709         10,727,172
   Class B shares                                              358,737            614,587
   Class C shares                                               15,342             22,021
   Class R4 shares                                              92,351            167,357
Payments for redemptions
   Class A shares                                         (112,710,720)      (181,271,675)
   Class B shares (Note 2)                                 (53,796,850)       (82,599,203)
   Class C shares (Note 2)                                    (690,419)          (981,270)
   Class R4 shares                                          (1,792,874)        (6,393,705)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (92,300,784)       (48,517,134)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     25,441,670         71,626,192
Net assets at beginning of period                        1,241,822,489      1,170,196,297
-----------------------------------------------------------------------------------------
Net assets at end of period                             $1,267,264,159     $1,241,822,489
=========================================================================================
Undistributed net investment income                     $    2,096,707     $    1,988,162
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Equity Value Fund (the Fund) is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities that may provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Sept. 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) the parent company of RiverSource Investments, LLC (the Investment Manager), owned 100% of Class I, Class R2, Class R3, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  23

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Sept. 30, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Sept. 30, 2007 was $3,307,750 representing 0.26% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

 24 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Sept. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2007, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  25

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Sept. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

 26 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $20,074 for the six months ended Sept. 30, 2007. The management fee for the six months

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT 27 ended Sept. 30, 2007, was 0.51% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $1,706 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. As of Oct. 1, 2007, RiverSource Distributors serves as the

--------------------------------------------------------------------------------

 28 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT sole principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3 and Class R4 pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Sales charges received by the Distributor for distributing Fund shares were $247,636 for Class A, $44,071 for Class B and $1,004 for Class C for the six months ended Sept. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Sept. 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.89% for Class R4. Of these waived fees and expenses, the transfer agency fees waived at the class level were $1,338 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.88% for Class R4 of the Fund's average daily net assets, until March 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Sept. 30, 2007, the Fund's transfer agency fees were reduced by $54,864 as a result of earnings credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  29

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $116,253,117 and $213,837,307, respectively, for the six months ended Sept. 30, 2007. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $27,295 for the six months ended Sept. 30, 2007. Expenses paid to the Investment Manager were $1,010 for the six months ended Sept. 30, 2007, which are included in other expenses. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED SEPT. 30, 2007
                                      ISSUED FOR
                                      REINVESTED                             NET
                          SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A                 4,137,988       438,188        (7,868,592)       (3,292,416)
Class B                   381,932        24,544        (3,631,644)       (3,225,168)
Class C                    33,235         1,059           (48,694)          (14,400)
Class I                        --            --                --                --
Class R2                       --            --                --                --
Class R3                       --            --                --                --
Class R4                  208,503         6,330          (125,510)           89,323
Class R5                       --            --                --                --
Class W                        --            --                --                --
----------------------------------------------------------------------------------------

                                           YEAR ENDED MARCH 31, 2007
                                      ISSUED FOR
                                      REINVESTED                             NET
                          SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A                14,480,657       839,778       (14,274,752)        1,045,683
Class B                 1,954,440        48,332        (6,756,704)       (4,753,932)
Class C                   235,652         1,727           (77,312)          160,067
Class I                        --            --                --                --
Class R2*                     374            --                --               374
Class R3*                     374            --                --               374
Class R4                  302,718        13,142          (488,442)         (172,582)
Class R5*                     374            --                --               374
Class W**                     380            --                --               380
----------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to March 31, 2007. ** For the period from Dec. 1, 2006 (inception date) to March 31, 2007.

--------------------------------------------------------------------------------

 30 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $130,086,520 and $143,001,955, respectively, for the six months ended Sept. 30, 2007.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Sept. 30, 2007.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  31

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise

--------------------------------------------------------------------------------

 32 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  33

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(H)           2007           2006           2005           2004
Net asset value, beginning of period    $13.43         $12.16         $10.12          $9.17          $6.39
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .09(b)         .14            .12            .15            .10
Net gains (losses) (both realized
 and unrealized)                          1.30           1.27           2.03            .94           2.77
----------------------------------------------------------------------------------------------------------
Total from investment operations          1.39           1.41           2.15           1.09           2.87
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.09)          (.14)          (.11)          (.14)          (.09)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $14.73         $13.43         $12.16         $10.12          $9.17
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,091         $1,038           $928           $865           $889
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.00%(e)       1.09%          1.16%          1.11%          1.07%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      1.23%(e)       1.13%          1.04%          1.46%          1.19%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     9%            37%            28%            25%            39%
----------------------------------------------------------------------------------------------------------
Total return(f)                         10.34%(g)      11.67%         21.31%         11.96%         45.06%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,         2007(H)            2007           2006           2005           2004
Net asset value, beginning of period    $13.46         $12.19         $10.14          $9.18          $6.40
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .03(b)         .04            .01            .07            .03
Net gains (losses) (both realized
 and unrealized)                          1.31           1.27           2.06            .95           2.78
----------------------------------------------------------------------------------------------------------
Total from investment operations          1.34           1.31           2.07           1.02           2.81
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.03)          (.04)          (.02)          (.06)          (.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $14.77         $13.46         $12.19         $10.14          $9.18
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $156           $185           $226           $275           $341
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.75%(e)       1.86%          1.92%          1.88%          1.84%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets       .46%(e)        .35%           .28%           .69%           .44%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     9%            37%            28%            25%            39%
----------------------------------------------------------------------------------------------------------
Total return(f)                          9.96%(g)      10.77%         20.39%         11.16%         43.89%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  35

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,         2007(H)            2007           2006           2005           2004
Net asset value, beginning of period    $13.34         $12.09         $10.06          $9.12          $6.36
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .03(b)         .06            .02            .07            .03
Net gains (losses) (both realized
 and unrealized)                          1.29           1.24           2.03            .93           2.76
----------------------------------------------------------------------------------------------------------
Total from investment operations          1.32           1.30           2.05           1.00           2.79
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.03)          (.05)          (.02)          (.06)          (.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $14.63         $13.34         $12.09         $10.06          $9.12
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $7             $6             $4             $3             $3
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.75%(e)       1.84%          1.92%          1.88%          1.85%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets       .47%(e)        .38%           .28%           .69%           .42%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     9%            37%            28%            25%            39%
----------------------------------------------------------------------------------------------------------
Total return(f)                          9.93%(g)      10.81%         20.43%         11.05%         43.87%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)           2007           2006           2005        2004(B)
Net asset value, beginning of period    $13.45         $12.18         $10.13          $9.18          $9.44
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .12(c)         .20            .18            .19            .08
Net gains (losses) (both realized
 and unrealized)                          1.30           1.26           2.02            .94           (.31)
----------------------------------------------------------------------------------------------------------
Total from investment operations          1.42           1.46           2.20           1.13           (.23)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.12)          (.19)          (.15)          (.18)          (.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $14.75         $13.45         $12.18         $10.13          $9.18
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $--            $--            $--            $--            $--
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets (d),(e)                       .59%(f)        .67%           .72%           .67%           .71%(f)
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      1.62%(f)       1.54%          1.48%          1.89%          1.29%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     9%            37%            28%            25%            39%
----------------------------------------------------------------------------------------------------------
Total return(g)                         10.54%(h)      12.11%         21.90%         12.45%         (2.42%)(h)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  37

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)         2007(B)
Net asset value, beginning of period     $13.43         $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06(c)         .10
Net gains (losses) (both realized and
 unrealized)                               1.31            .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.37            .14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $14.74         $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                        1.40%(f)       1.38%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .82%(f)        .81%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      9%            37%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          10.19%(h)       1.04%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)         2007(B)
Net asset value, beginning of period     $13.43         $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(c)         .11
Net gains (losses) (both realized and
 unrealized)                               1.32            .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.39            .15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $14.74         $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                        1.20%(f)       1.12%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.04%(f)       1.08%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      9%            37%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          10.32%(h)       1.11%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,  2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                          $13.44            $12.17            $10.13             $9.18             $6.40
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .10(b)            .16               .15               .17               .12
Net gains (losses) (both
 realized and unrealized)          1.30              1.27              2.02               .94              2.76
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        1.40              1.43              2.17              1.11              2.88
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.10)             (.16)             (.13)             (.16)             (.10)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $14.74            $13.44            $12.17            $10.13             $9.18
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $14               $12               $13                $8                $5
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)           .89%(e),(f)       .93%(f)           .98%              .94%              .91%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 1.34%(e)          1.28%             1.22%             1.61%             1.35%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              9%               37%               28%               25%               39%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  10.41%(h)         11.83%            21.51%            12.16%            45.25%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.91% for the six months ended Sept. 30, 2007 and 0.94% for the year ended March 31, 2007.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)         2007(B)
Net asset value, beginning of period     $13.43         $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11(c)         .13
Net gains (losses) (both realized and
 unrealized)                               1.31            .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.42            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $14.74         $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                         .65%(f)        .70%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.58%(f)       1.55%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      9%            37%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          10.60%(h)       1.25%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  41

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)         2007(B)
Net asset value, beginning of period     $13.43         $13.17
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(c)         .12
Net gains (losses) (both realized and
 unrealized)                               1.31            .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.39            .34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $14.74         $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                        1.05%(f)       1.03%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.16%(f)       1.14%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      9%            37%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          10.38%(h)       2.59%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT 43 that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative

--------------------------------------------------------------------------------

 44 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                     RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT  45

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended March 31, 2007 and the year ended March 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 46 RIVERSOURCE EQUITY VALUE FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) EQUITY VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus. RiverSource(R) mutual funds are
                                    distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies
       (RIVERSOURCE INVESTMENTS     are part of Ameriprise Financial, Inc.
       LOGO)                        (C)2007 RiverSource Distributors, Inc.                                         S-6481 P (11/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SMALL CAP ADVANTAGE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2007


RIVERSOURCE SMALL CAP ADVANTAGE
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Investments in Securities...........     13

Financial Statements................     21

Notes to Financial Statements.......     26

Approval of Investment Management
   Services Agreement...............     45

Proxy Voting........................     47

Change in Independent Registered
   Public Accounting Firm...........     48

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2007

FUND OBJECTIVE

RiverSource Small Cap Advantage Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Financials                                                   19.8%
Information Technology                                       18.6%
Industrials                                                  13.8%
Consumer Discretionary                                       13.5%
Health Care                                                  13.0%
Energy                                                        5.7%
Other(1)                                                     15.6%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 5.0%, Consumer Staples 3.0%, Utilities 2.4%, Telecommunication Services 2.3% and Cash & Cash Equivalents(2) 2.9%.
(2) Of the 2.9%, 2.5% is due to security lending activity and 0.4% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Sotheby's                             0.6%
Delphi Financial Group Cl A           0.6%
CF Inds Holdings                      0.6%
Aspen Insurance Holdings              0.5%
Anixter Intl                          0.5%
Oil States Intl                       0.5%
Hologic                               0.5%
Navigators Group                      0.4%
Magellan Health Services              0.4%
ON Semiconductor                      0.4%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT SEPT. 30, 2007

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
          X                SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

KENWOOD CAPITAL MANAGEMENT LLC

                             YEARS IN INDUSTRY
Kent Kelley, CFA                       29
Jacob Hurwitz, CFA                     28

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ASAAX          05/04/99
Class B                     ASABX          05/04/99
Class C                     ADVCX          06/26/00
Class I                        --          03/04/04
Class R2                       --          12/11/06
Class R3                       --          12/11/06
Class R4                    RSNMX          05/04/99
Class R5                       --          12/11/06
Total net assets                        $468.8 million
Number of holdings                              440

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended Sept. 30, 2007

                                  (BAR CHART)

RiverSource Small Cap Advantage Fund Class A
  (excluding sales charge)                              +0.50%

Russell 2000 Index (unmanaged)(1)                       +1.19%

Lipper Small-Cap Core Funds Index(2)                    +3.19%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.32%                        1.22%
Class B                                           2.09%                        1.98%
Class C                                           2.08%                        1.98%
Class I                                           0.84%                        0.81%
Class R2                                          1.70%                        1.61%
Class R3                                          1.45%                        1.36%
Class R4                                          1.15%                        1.09%
Class R5                                          0.96%                        0.86%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.07% for the fiscal year ended March 31, 2007), will not exceed 1.29% for Class A, 2.05% for Class B, 2.05% for Class C, 0.88% for Class I, 1.68% for Class R2, 1.43% for Class R3, 1.16% for Class R4 and 0.93% for Class R5.
--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT SEPT. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 5/4/99)           +0.50%     +9.02%   +10.76%   +17.28%    +8.03%
 Class B (inception 5/4/99)           +0.00%     +8.11%    +9.88%   +16.39%    +7.20%
 Class C (inception 6/26/00)          +0.00%     +8.31%    +9.95%   +16.38%    +5.84%
 Class I (inception 3/4/04)           +0.81%     +9.47%   +11.20%      N/A     +8.38%
 Class R2 (inception 12/11/06)        +0.33%       N/A       N/A       N/A     +0.58%*
 Class R3 (inception 12/11/06)        +0.33%       N/A       N/A       N/A     +0.74%*
 Class R4 (inception 5/4/99)          +0.49%     +9.22%   +10.90%   +17.46%    +8.19%
 Class R5 (inception 12/11/06)        +0.65%       N/A       N/A       N/A     +1.21%*

WITH SALES CHARGE
 Class A (inception 5/4/99)           -5.27%     +2.75%    +8.60%   +15.90%    +7.27%
 Class B (inception 5/4/99)           -5.00%     +3.74%    +8.92%   +16.17%    +7.20%
 Class C (inception 6/26/00)          -1.00%     +7.43%    +9.95%   +16.38%    +5.84%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

  * Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below the portfolio management team discusses RiverSource Small Cap Advantage Fund's results and positioning for the six months ended Sept. 30, 2007. The Fund is managed by Jake Hurwitz and Kent Kelley of Kenwood Capital Management LLC in Minneapolis.

RiverSource Small Cap Advantage Fund increased 0.50% (Class A shares, excluding sales charge) for the six months ended Sept. 30, 2007. The Fund's benchmark, the Russell 2000(R) Index (Russell Index), increased 1.19% for the same time frame. The Fund's peer group, as represented by the Lipper Small-Cap Core Funds Index, increased 3.19% during the fiscal period.

U.S. small-cap stocks managed to eke out modest gains in the period, despite a turbulent market environment. Stocks sold off sharply beginning in June, as rising bond yields, further deterioration in the U.S. housing market and fears of widening problems in the subprime mortgage market drove stock prices lower. However, stocks rebounded in the closing weeks of the semiannual period.

Large-cap stocks outperformed small-cap stocks during the downturn and for the six months. Growth stocks outperformed value stocks across all capitalization segments of the U.S. equity market. Defensive, low volatility and commodity-related groups were the best performing sectors within the Russell Index, while sectors connected to the housing problems, consumer spending or mortgage financing, underperformed.

Q: What factors most significantly affected the Fund's performance?

A: Consistent with our "bottom-up" focus, stock selection was the most important factor affecting the Fund's performance compared to the Russell Index. Low quality stocks led the market, as they did repeatedly in the second half of 2006 and early 2007. This was again an obstacle for the Fund during the period. As a result, our sector-based stock selection models produced only mixed results, with stock selection, overall, slightly detracting from the Fund's performance.

   The Fund's best performance occurred in the consumer discretionary sector, where our stock selection model was particularly effective. The largest contributor to performance was the portfolio's position in online advertiser aQuantive, whose share price surged on news it was being acquired by Microsoft. In the restaurant group, a position in Chipotle Mexican Grill advanced on strong same-store sales and earnings growth. Among the portfolio's publishing holdings, Gemstar-TV Guide Intl rose as the company continued to place its channel surfing guide with cable providers.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Tempur-Pedic Intl, a maker of household furnishings, was also a particularly strong performer, as the company's high-end mattress products continued to gain market share. In addition, a position in Keystone Automotive boosted results when shares of this auto parts distributor soared on news the company was being acquired.

   Stock selection was also favorable in the industrials sector. Among portfolio holdings in the engineering and construction group, shares of Perini moved sharply higher as strong infrastructure spending improved the company's earnings prospects. Solid earnings reports helped a number of holdings in the aerospace group, including Comtech Telecommunications, Woodward Governor and Ceradyne. In the electrical equipment group, positions in FLIR Systems and General Cable were key performers. In the manufacturing group, positions in GrafTech Intl, Valmont Inds and Robbins & Myers also added to results.

   THE FUND'S BEST PERFORMANCE OCCURRED IN THE CONSUMER DISCRETIONARY SECTOR, WHERE OUR STOCK SELECTION MODEL WAS PARTICULARLY EFFECTIVE.

   On the other hand, stock selection in health care and biotechnology hampered the portfolio's performance. Shares of biotechnology company Adolor declined when a Phase III clinical study indicated safety concerns for its drug Entereg. Positions in Vital Images, Noven Pharmaceuticals and Palomar Medical Technologies in the medical device group lagged.

   The Fund's holdings have a relatively small average market capitalization ($1.3 billion), similar to that of the Russell 2000 Index. Strong performance by mid-cap stocks put the Fund at a disadvantage relative to those peers with a more small/mid-cap orientation that benefited from the market's bias toward mid-cap stocks during the period.

   Our quantitative stock selection process favors stocks with strong company fundamentals, such as attractive valuations and above-average profit and cash flow margins. On balance, our approach was only moderately effective in distinguishing between winners and losers during the six-month period.

--------------------------------------------------------------------------------

 8 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q: How would you describe your current investment strategy?

A: Our strategy is a quantitative approach. We use computer models to identify the most attractive stocks in each economic sector, based on a balanced set of valuation, earnings and price-related variables. Our approach seeks to identify quality companies - differentiated by superior cash flow generation and attractive relative valuations - from both the growth and value sides of the small-cap universe. We believe the objectivity of our approach is an advantage because investors often let emotions stand in the way of sound investment decisions. We invest in all sectors of the small-cap market at roughly the same weightings as the Russell Index. Our goal is to own a portfolio of stocks that represents the best opportunities in each sector.

Q: How do you intend to manage the Fund in the coming months?

A: Our small-cap strategy remains focused on individual stock selection using our quantitative appraisal discipline. We continue to select stocks one at a time, while providing balanced exposure to growth and value small-cap stocks and keeping sector weightings similar to those of the Russell Index.

   WHILE GENERALLY ATTRACTIVE VALUATIONS SHOULD SUPPORT U.S. EQUITIES DURING THE NEXT SIX MONTHS, SMALL-CAP STOCKS MAY CONTINUE TO STRUGGLE.

   As we enter the second half of the Fund's fiscal year, the critical question facing investors is whether an accelerating downturn in the housing sector will spill into other areas of the economy and lead the U.S. economy into recession. It is almost certain that economic data over the coming months will be soft. However, given continued export growth supported by both dollar weakness and a vibrant global economy, the industrial segment should more than offset consumer weakness. Though energy and commodity prices remain stubbornly high, inflation is likely to remain muted due to weak domestic demand. Should financial market turmoil or economic weakness persist, the Federal Reserve appears ready to ease monetary policy further.


   While generally attractive valuations should support U.S. equities during the next six months, small-cap stocks may continue to struggle. After the second longest cycle of small-cap market leadership since 1945, small-cap stock

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   valuations relative to large-caps remain above their historical averages. Also, despite revenue and profits that are highly sensitive to the slowing domestic economy, small-cap consensus earnings forecasts for 2008 still assume double digit year-over-year earnings growth. It seems likely that downward revisions to analyst earnings forecasts will put further pressure on small-cap performance. We believe a reversal in this performance trend could occur if the U.S. dollar strengthens (presumably due to foreign central banks cutting interest rates) or if U.S. short-term interest rates and credit spreads decline further. Within the small-cap market, growth will likely continue to lead value as long as the domestic economy remains weak and profit growth decelerates, with leadership paced by more globally-oriented sectors such as capital goods and technology.

   While recent actions by the Federal Reserve to ease monetary policy will help restore confidence in financial markets, the impact of monetary policy on the real economy may have up to a two-year lag. As the economy slows, we expect to see more divergence in reported earnings between companies, which should make earnings reports more effective as stock selection tools. We have already seen this in recent months. In addition, increased dispersion in both relative stock performance and earnings implies that we will also see valuation spreads widen to levels that create more opportunity for valuation-based strategies.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  11

                                                      BEGINNING         ENDING         EXPENSES
                                                    ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                                                    APRIL 1, 2007   SEPT. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                                           $1,000         $1,005.00          $5.85           1.17%
   Hypothetical (5% return before expenses)            $1,000         $1,019.10          $5.89           1.17%
 Class B
   Actual(b)                                           $1,000         $1,000.00          $9.62           1.93%
   Hypothetical (5% return before expenses)            $1,000         $1,015.31          $9.70           1.93%
 Class C
   Actual(b)                                           $1,000         $1,000.00          $9.57           1.92%
   Hypothetical (5% return before expenses)            $1,000         $1,015.36          $9.65           1.92%
 Class I
   Actual(b)                                           $1,000         $1,008.10          $3.80            .76%
   Hypothetical (5% return before expenses)            $1,000         $1,021.14          $3.83            .76%
 Class R2
   Actual(b)                                           $1,000         $1,003.30          $7.79           1.56%
   Hypothetical (5% return before expenses)            $1,000         $1,017.15          $7.85           1.56%
 Class R3
   Actual(b)                                           $1,000         $1,003.30          $6.54           1.31%
   Hypothetical (5% return before expenses)            $1,000         $1,018.40          $6.59           1.31%
 Class R4
   Actual(b)                                           $1,000         $1,004.90          $5.20           1.04%
   Hypothetical (5% return before expenses)            $1,000         $1,019.75          $5.24           1.04%
 Class R5
   Actual(b)                                           $1,000         $1,006.50          $4.05            .81%
   Hypothetical (5% return before expenses)            $1,000         $1,020.89          $4.08            .81%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2007: +0.50% for Class A, +0.00% for Class B, +0.00% for Class C, +0.81% for Class I, +0.33% for Class R2, +0.33% for Class R3, +0.49% for Class R4 and +0.65% for Class R5.

--------------------------------------------------------------------------------

 12 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.5%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.2%)
Ceradyne                                              25,162(b)           $1,905,770
Curtiss-Wright                                        34,000               1,615,000
Esterline Technologies                                26,000(b)            1,483,300
HEICO                                                 22,000               1,085,920
Hexcel                                                36,000(b)              817,560
Orbital Sciences                                      58,000(b)            1,289,920
Teledyne Technologies                                 23,000(b)            1,227,970
United Industrial                                     11,000                 827,860
                                                                     ---------------
Total                                                                     10,253,300
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
Hub Group Cl A                                        45,780(b)            1,374,773
------------------------------------------------------------------------------------

AIRLINES (0.7%)
AirTran Holdings                                      67,100(b)              660,264
Allegiant Travel                                      27,000(b)              818,640
JetBlue Airways                                       62,900(b,d)            579,938
Pinnacle Airlines                                     44,000(b,d)            704,880
SkyWest                                               29,200                 734,964
                                                                     ---------------
Total                                                                      3,498,686
------------------------------------------------------------------------------------

AUTO COMPONENTS (1.2%)
Aftermarket Technology                                49,500(b)            1,571,130
Cooper Tire & Rubber                                  49,000               1,195,600
Drew Inds                                             28,000(b)            1,139,040
Lear                                                  29,000(b)              930,900
Raser Technologies                                    52,000(b,d)            670,280
                                                                     ---------------
Total                                                                      5,506,950
------------------------------------------------------------------------------------

BEVERAGES (0.3%)
Boston Beer Cl A                                      15,000(b)              729,900
Coca-Cola Bottling Company Consolidated               11,000                 663,300
                                                                     ---------------
Total                                                                      1,393,200
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.4%)
Alexion Pharmaceuticals                               11,000(b)              716,650
Alkermes                                              44,100(b)              811,440
Alnylam Pharmaceuticals                               11,500(b,d)            376,855
Applera-Celera Group                                  65,400(b,f)            919,524
BioMarin Pharmaceutical                               50,802(b)            1,264,970
Cubist Pharmaceuticals                                21,000(b)              443,730

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
BIOTECHNOLOGY (CONT.)
Enzon Pharmaceuticals                                108,600(b)             $956,766
Human Genome Sciences                                 65,500(b)              673,995
Medarex                                               62,300(b)              882,168
Myriad Genetics                                       23,200(b)            1,209,880
Onyx Pharmaceuticals                                  20,000(b)              870,400
OSI Pharmaceuticals                                   22,900(b)              778,371
Progenics Pharmaceuticals                             34,100(b,d)            753,951
Regeneron Pharmaceuticals                             17,554(b)              312,461
United Therapeutics                                    6,900(b)              459,126
                                                                     ---------------
Total                                                                     11,430,287
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Aaon                                                  51,000               1,006,230
Apogee Enterprises                                    68,400               1,774,296
Goodman Global                                        69,000(b)            1,647,720
                                                                     ---------------
Total                                                                      4,428,246
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Apollo Investment                                     35,300                 734,240
Calamos Asset Management Cl A                         45,000               1,270,350
Cohen & Steers                                        28,000               1,036,840
GFI Group                                             14,000(b)            1,205,680
MCG Capital                                           60,600                 872,034
Waddell & Reed Financial Cl A                         30,000                 810,900
                                                                     ---------------
Total                                                                      5,930,044
------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Arch Chemicals                                        21,000                 984,480
CF Inds Holdings                                      37,700               2,861,807
HB Fuller                                             31,000                 920,080
Hercules                                             101,200               2,127,224
Koppers Holdings                                      30,000               1,158,300
Minerals Technologies                                 11,000                 737,000
Olin                                                  65,000               1,454,700
Rockwood Holdings                                     43,000(b)            1,540,690
Sensient Technologies                                 30,377                 876,984
Terra Inds                                            56,500(b)            1,766,190
                                                                     ---------------
Total                                                                     14,427,455
------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND - 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL BANKS (4.4%)
Cathay General Bancorp                                29,000                $934,090
Central Pacific Financial                             29,000                 846,800
City Holding                                          32,100               1,168,761
East West Bancorp                                     33,500               1,204,660
F.N.B.                                                75,800(d)            1,253,732
First BanCorp                                         80,500(c)              764,750
First State Bancorporation                            63,000               1,237,320
Frontier Financial                                    54,000               1,259,820
Independent Bank                                      33,000                 980,100
Intl Bancshares                                       38,000                 824,600
Pacific Capital Bancorp                               61,022               1,604,879
Preferred Bank                                        27,950               1,099,553
S&T Bancorp                                           21,000                 673,890
SVB Financial Group                                   40,100(b)            1,899,136
Texas Capital Bancshares                              71,000(b)            1,543,540
Trustmark                                             53,000               1,486,120
UCBH Holdings                                         75,000               1,311,000
Wintrust Financial                                     7,402                 315,991
                                                                     ---------------
Total                                                                     20,408,742
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.8%)
ABM Inds                                              47,800                 955,044
American Reprographics                                52,500(b)              982,800
Bowne & Co                                            59,000                 982,940
CBIZ                                                 145,600(b)            1,157,520
Comfort Systems USA                                   66,000                 937,200
Deluxe                                                46,400               1,709,376
G&K Services Cl A                                     24,000                 964,800
GEO Group                                             39,000(b)            1,154,790
Heidrick & Struggles Intl                             26,000(b)              947,700
IHS Cl A                                              26,300(b)            1,485,687
Knoll                                                 35,800                 635,092
Standard Parking                                      24,000(b)              954,960
TeleTech Holdings                                     29,000(b)              693,390
Viad                                                  26,000                 936,000
Waste Connections                                     63,500(b)            2,016,760
Watson Wyatt Worldwide Cl A                           30,000               1,348,200
                                                                     ---------------
Total                                                                     17,862,259
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
3Com                                                 169,400(b)              836,836
ARRIS Group                                           93,400(b)            1,153,490
Black Box                                             28,100               1,201,556
Comtech Telecommunications                            20,000(b)            1,069,800

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Dycom Inds                                            46,000(b)           $1,408,980
Extreme Networks                                     123,000(b)              472,320
Foundry Networks                                      72,800(b)            1,293,656
InterDigital                                          38,100(b)              791,718
Plantronics                                           17,000                 485,350
Polycom                                               28,000(b)              752,080
Sonus Networks                                        93,700(b)              571,570
                                                                     ---------------
Total                                                                     10,037,356
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Electronics for Imaging                               33,000(b)              886,380
Emulex                                                49,200(b)              943,164
Imation                                               19,394                 475,735
Immersion                                             30,000(b)              491,400
Novatel Wireless                                      31,000(b)              702,150
Quantum                                              282,000(b)              958,800
Rackable Systems                                      37,000(b)              479,890
                                                                     ---------------
Total                                                                      4,937,519
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                           60,600(b)            1,900,416
Perini                                                26,900(b)            1,504,517
                                                                     ---------------
Total                                                                      3,404,933
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Texas Inds                                            13,900               1,091,150
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
Advanta Cl B                                          61,300               1,680,846
Cash America Intl                                     40,791               1,533,742
                                                                     ---------------
Total                                                                      3,214,588
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
AptarGroup                                            25,300                 958,111
Rock-Tenn Cl A                                        25,500                 736,950
Silgan Holdings                                       23,900               1,284,625
                                                                     ---------------
Total                                                                      2,979,686
------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Core-Mark Holding                                     32,000(b)            1,127,360
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.6%)
Corinthian Colleges                                   46,000(b)              731,860
DeVry                                                 41,700               1,543,317
Regis                                                 32,000               1,021,120
Sotheby's                                             65,000               3,106,350
Stewart Enterprises Cl A                             148,500               1,131,570
                                                                     ---------------
Total                                                                      7,534,217
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                     36,000              $1,008,360
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
Alaska Communications Systems Group                   63,400                 916,130
Atlantic Tele-Network                                 21,000                 763,350
Cbeyond                                               13,000(b)              530,270
Cincinnati Bell                                      237,900(b)            1,175,226
Cogent Communications Group                           24,000(b)              560,160
Golden Telecom                                        11,300(c)              909,537
NTELOS Holdings                                       37,000               1,090,020
PAETEC Holding                                        96,000(b)            1,197,120
Premiere Global Services                              69,000(b)              872,850
Time Warner Telecom Cl A                              56,300(b)            1,236,911
                                                                     ---------------
Total                                                                      9,251,574
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
El Paso Electric                                      45,700(b)            1,057,041
Portland General Electric                             53,000               1,473,400
Unisource Energy                                      34,100               1,019,249
Westar Energy                                         61,400               1,507,984
                                                                     ---------------
Total                                                                      5,057,674
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                         39,600               1,999,008
Baldor Electric                                       20,000                 799,000
Belden                                                40,200               1,885,782
Genlyte Group                                         11,900(b)              764,694
GrafTech Intl                                         66,800(b)            1,191,712
LSI Inds                                              34,000                 697,680
Woodward Governor                                     32,542               2,030,621
                                                                     ---------------
Total                                                                      9,368,497
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
Anixter Intl                                          28,900(b)            2,382,805
Benchmark Electronics                                 24,000(b)              572,880
Checkpoint Systems                                    45,500(b)            1,200,745
FARO Technologies                                     25,000(b)            1,103,750
FLIR Systems                                          32,100(b)            1,778,019
Insight Enterprises                                   43,400(b)            1,120,154
Itron                                                 10,000(b)              930,700
KEMET                                                140,100(b)            1,029,735
LoJack                                                46,000(b)              872,160

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Methode Electronics                                   78,000              $1,173,900
Plexus                                                48,523(b)            1,329,530
SMART Modular Technologies WWH                        52,000(b)              371,800
SYNNEX                                                23,088(b)              474,689
Technitrol                                            30,000                 808,500
Zygo                                                  57,000(b)              742,710
                                                                     ---------------
Total                                                                     15,892,077
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
Cal Dive Intl                                         36,000(b,d)            540,000
Complete Production Services                          56,000(b)            1,146,880
Dawson Geophysical                                    16,000(b)            1,240,160
Dril-Quip                                             14,400(b)              710,640
Exterran Holdings                                     19,250(b)            1,546,545
Grey Wolf                                            243,600(b)            1,595,580
GulfMark Offshore                                     38,000(b)            1,849,080
Hercules Offshore                                     27,000(b)              704,970
Hornbeck Offshore Services                            26,000(b)              954,200
ION Geophysical                                       69,800(b)              965,334
Oil States Intl                                       49,000(b)            2,366,700
Parker Drilling                                       98,701(b)              801,452
W-H Energy Services                                   18,746(b)            1,382,518
                                                                     ---------------
Total                                                                     15,804,059
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores                                38,000               1,052,600
Longs Drug Stores                                     12,200                 605,974
Performance Food Group                                16,000(b)              482,080
Spartan Stores                                        37,800                 851,634
Winn-Dixie Stores                                     24,000(b)              449,280
                                                                     ---------------
Total                                                                      3,441,568
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Darling Intl                                         148,000(b)            1,463,720
Flowers Foods                                         77,550               1,690,590
Hain Celestial Group                                  21,900(b)              703,647
Imperial Sugar                                        25,000                 653,250
Ralcorp Holdings                                      18,020(b)            1,005,876
TreeHouse Foods                                       35,000(b)              946,750
                                                                     ---------------
Total                                                                      6,463,833
------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND - 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

GAS UTILITIES (1.0%)
Nicor                                                 24,965              $1,070,999
Northwest Natural Gas                                 26,300               1,201,910
Southwest Gas                                         38,400               1,086,336
WGL Holdings                                          37,000               1,253,930
                                                                     ---------------
Total                                                                      4,613,175
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Align Technology                                      25,400(b)              643,382
Conceptus                                             18,000(b)              341,640
Greatbatch                                            31,000(b)              824,290
Hologic                                               38,048(b)            2,320,928
Immucor                                               41,800(b)            1,494,350
Inverness Medical Innovations                         16,000(b)              885,120
Mentor                                                21,600                 994,680
Regeneration Technologies                             64,000(b)              686,080
West Pharmaceutical Services                          16,233                 676,267
ZOLL Medical                                          62,900(b)            1,630,368
                                                                     ---------------
Total                                                                     10,497,105
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.9%)
Alliance Imaging                                      57,000(b)              516,420
Amedisys                                              23,000(b)              883,660
American Dental Partners                              51,000(b)            1,428,510
AMERIGROUP                                            18,000(b)              620,640
AmSurg                                                20,000(b)              461,400
Apria Healthcare Group                                27,900(b)              725,679
Chemed                                                13,200                 820,512
Emergency Medical Services Cl A                       26,000(b)              786,500
HealthSouth                                           26,000(b)              455,260
HealthSpring                                          46,000(b)              897,000
Healthways                                            10,400(b)              561,288
HMS Holdings                                          42,000(b)            1,033,620
inVentiv Health                                       23,196(b)            1,016,449
Magellan Health Services                              52,600(b)            2,134,508
MedCath                                               44,000(b)            1,208,240
NightHawk Radiology Holdings                          37,000(b,d)            906,870
Owens & Minor                                         17,000                 647,530
Psychiatric Solutions                                 44,400(b)            1,744,032
Sun Healthcare Group                                  45,000(b)              751,950
Sunrise Senior Living                                 20,200(b)              714,474
                                                                     ---------------
Total                                                                     18,314,542
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE TECHNOLOGY (0.6%)
Omnicell                                              65,500(b)           $1,869,370
Vital Images                                          37,000(b)              722,240
                                                                     ---------------
Total                                                                      2,591,610
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.6%)
Ambassadors Group                                     13,000                 495,300
Bob Evans Farms                                       22,700                 685,086
Buffalo Wild Wings                                    28,200(b)            1,063,704
Chipotle Mexican Grill Cl B                           19,500(b)            2,086,500
Gaylord Entertainment                                 14,700(b)              782,334
IHOP                                                  14,000                 886,620
Jack in the Box                                       18,056(b)            1,170,751
Life Time Fitness                                     11,000(b)              674,740
Monarch Casino & Resort                               35,300(b)            1,004,285
Vail Resorts                                          29,800(b)            1,856,242
WMS Inds                                              40,650(b)            1,345,515
                                                                     ---------------
Total                                                                     12,051,077
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
American Greetings Cl A                               66,200               1,747,680
Champion Enterprises                                  73,400(b)              805,932
Helen of Troy                                         40,000(b,c)            772,400
Tempur-Pedic Intl                                     55,900(d)            1,998,425
Tupperware Brands                                     60,000               1,889,400
Universal Electronics                                 28,000(b)              910,000
                                                                     ---------------
Total                                                                      8,123,837
------------------------------------------------------------------------------------

INSURANCE (6.7%)
American Physicians Capital                           33,051               1,287,667
Amerisafe                                            106,030(b)            1,753,736
AmTrust Financial Services                            87,000               1,319,790
Argo Group Intl Holdings                              31,797(b,c)          1,383,487
Aspen Insurance Holdings                              88,100(c)            2,458,871
Assured Guaranty                                      50,800(c)            1,380,236
Delphi Financial Group Cl A                           73,821               2,983,845
Horace Mann Educators                                 86,852               1,711,853
Max Capital Group                                     61,000(c)            1,710,440
Navigators Group                                      39,700(b)            2,153,725
Odyssey Re Holdings                                   32,200               1,194,942
Phoenix Companies                                    112,500               1,587,375
Platinum Underwriters Holdings                        38,000(c)            1,366,480
ProAssurance                                          24,800(b)            1,335,976
RLI                                                   27,000               1,531,440
Safety Insurance Group                                44,360               1,594,298

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
SeaBright Insurance Holdings                         116,000(b)           $1,980,120
Selective Insurance Group                             52,800               1,123,584
United America Indemnity Series A                     53,000(b,c)          1,140,030
Universal American Financial                          40,240(b)              917,874
                                                                     ---------------
Total                                                                     31,915,769
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
FTD Group                                             45,800                 681,504
Priceline.com                                         11,000(b)              976,250
                                                                     ---------------
Total                                                                      1,657,754
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.2%)
Ariba                                                 29,000(b)              312,620
Chordiant Software                                    53,000(b)              734,580
Digital River                                         15,000(b)              671,250
Equinix                                               11,000(b)              975,590
Greenfield Online                                     93,000(b)            1,418,250
Internap Network Services                             39,600(b)              561,132
j2 Global Communications                              22,000(b)              720,060
LoopNet                                               64,000(b)            1,314,560
RealNetworks                                         114,000(b)              772,920
SAVVIS                                                31,000(b)            1,202,180
ValueClick                                            45,400(b)            1,019,684
Vignette                                              24,000(b)              481,680
                                                                     ---------------
Total                                                                     10,184,506
------------------------------------------------------------------------------------

IT SERVICES (1.5%)
Ciber                                                166,000(b)            1,296,460
CSG Systems Intl                                      67,900(b)            1,442,875
Gartner                                               39,400(b)              963,724
MPS Group                                             77,700(b)              866,355
SAIC                                                  85,200(b)            1,634,988
Wright Express                                        27,000(b)              985,230
                                                                     ---------------
Total                                                                      7,189,632
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
JAKKS Pacific                                         57,700(b)            1,541,167
Polaris Inds                                          19,200                 837,504
Sturm, Ruger & Co                                     68,000(b)            1,217,880
                                                                     ---------------
Total                                                                      3,596,551
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

LIFE SCIENCES TOOLS & SERVICES (1.7%)
Dionex                                                11,000(b)             $874,060
Exelixis                                             113,300(b)            1,199,847
Illumina                                              22,000(b)            1,141,360
Kendle Intl                                           15,900(b)              660,327
Nektar Therapeutics                                   59,600(b,d)            526,268
PAREXEL Intl                                          21,000(b)              866,670
Varian                                                30,700(b)            1,952,827
Ventana Medical Systems                               11,000(b)              945,010
                                                                     ---------------
Total                                                                      8,166,369
------------------------------------------------------------------------------------

MACHINERY (2.4%)
Accuride                                              54,000(b)              653,940
Actuant Cl A                                          26,700               1,734,699
Barnes Group                                          25,800                 823,536
Cascade                                               20,200               1,316,434
Clarcor                                               32,000               1,094,720
Columbus McKinnon                                     41,100(b)            1,022,979
Robbins & Myers                                       22,000               1,260,380
Valmont Inds                                          17,400               1,476,390
Wabtec                                                47,200               1,768,112
                                                                     ---------------
Total                                                                     11,151,190
------------------------------------------------------------------------------------

MARINE (0.6%)
American Commercial Lines                             19,000(b)              450,870
Horizon Lines Cl A                                    39,000               1,190,670
TBS Intl Series A                                     24,000(b,c)            990,000
                                                                     ---------------
Total                                                                      2,631,540
------------------------------------------------------------------------------------

MEDIA (1.3%)
Arbitron                                              14,600                 661,964
Cumulus Media Cl A                                    99,900(b,d)          1,020,978
Entravision Communications Cl A                      100,700(b)              928,454
Gemstar-TV Guide Intl                                182,800(b)            1,272,288
Global Sources                                        41,000(b,c,d)          908,970
Interactive Data                                      50,600               1,426,920
                                                                     ---------------
Total                                                                      6,219,574
------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Century Aluminum                                      21,000(b)            1,105,650
Quanex                                                24,000               1,127,520
Schnitzer Steel Inds Cl A                             15,000               1,099,350
Worthington Inds                                      42,000                 989,520
                                                                     ---------------
Total                                                                      4,322,040
------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND - 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTI-UTILITIES (0.4%)
Black Hills                                           25,600              $1,050,112
PNM Resources                                         32,000                 744,960
                                                                     ---------------
Total                                                                      1,795,072
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Alon USA Energy                                       31,000               1,047,180
Arena Resources                                       12,400(b)              812,200
Arlington Tankers                                     28,000(c)              689,640
Atlas America                                         18,111                 935,071
Bois d'Arc Energy                                     41,000(b)              785,970
Carrizo Oil & Gas                                     16,600(b)              744,676
Mariner Energy                                        58,000(b)            1,201,180
Penn Virginia                                         38,400               1,688,832
Petrohawk Energy                                      86,000(b)            1,412,120
PetroQuest Energy                                     64,000(b)              686,720
Rosetta Resources                                     35,000(b)              641,900
USEC                                                  85,400(b)              875,350
                                                                     ---------------
Total                                                                     11,520,839
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies                                  79,641(b)            1,205,765
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Elizabeth Arden                                       36,400(b)              981,344
Prestige Brands Holdings                              65,000(b)              713,700
                                                                     ---------------
Total                                                                      1,695,044
------------------------------------------------------------------------------------

PHARMACEUTICALS (2.4%)
Adams Respiratory Therapeutics                        12,000(b)              462,480
Inspire Pharmaceuticals                              170,000(b)              912,900
KV Pharmaceutical Cl A                                45,100(b)            1,289,860
Medicines                                             28,000(b)              498,680
Medicis Pharmaceutical Cl A                           21,800                 665,118
MGI PHARMA                                            28,400(b)              788,952
Noven Pharmaceuticals                                 51,100(b)              814,023
Obagi Medical Products                                25,000(b)              461,750
Pain Therapeutics                                     50,000(b)              467,500
Perrigo                                               48,200               1,029,070
Sciele Pharma                                         53,200(b)            1,384,264
SuperGen                                             141,000(b)              611,940
Valeant Pharmaceuticals Intl                          38,000(b)              588,240
ViroPharma                                            83,700(b)              744,930
XenoPort                                              13,000(b)              611,650
                                                                     ---------------
Total                                                                     11,331,357
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.7%)
Agree Realty                                          33,400              $1,046,756
Arbor Realty Trust                                    38,000                 717,820
BioMed Realty Trust                                   55,900               1,347,190
Capital Trust Cl A                                    25,400                 901,700
Cousins Properties                                    51,000               1,497,360
Digital Realty Trust                                  21,000                 827,190
Equity Lifestyle Properties                           26,700               1,383,060
Extra Space Storage                                   75,000               1,154,250
Gramercy Capital                                      42,000               1,057,140
Highwoods Properties                                  32,000               1,173,440
Home Properties                                       19,400               1,012,292
Lexington Realty Trust                                68,000               1,360,680
Nationwide Health Properties                          33,800               1,018,394
Natl Retail Properties                                71,900               1,752,921
Pennsylvania Real Estate Investment Trust             37,000               1,440,780
Post Properties                                       23,000                 890,100
Potlatch                                              32,600               1,467,978
PS Business Parks                                     14,700                 835,695
Ramco-Gershenson Properties Trust                     39,000               1,218,360
Saul Centers                                          21,000               1,081,500
Sunstone Hotel Investors                              67,700               1,735,828
Washington Real Estate Investment Trust               38,000               1,260,840
Winthrop Realty Trust                                150,300               1,011,519
                                                                     ---------------
Total                                                                     27,192,793
------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Old Dominion Freight Line                             14,050(b)              336,779
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Advanced Energy Inds                                  54,500(b)              822,950
AMIS Holdings                                        125,000(b)            1,213,750
Amkor Technology                                      73,300(b)              844,416
ANADIGICS                                             47,000(b)              849,760
Applied Micro Circuits                               182,000(b)              575,120
Atheros Communications                                20,608(b)              617,622
Atmel                                                163,700(b)              844,692
Brooks Automation                                     65,200(b)              928,448
Cirrus Logic                                         129,200(b)              826,880
Cymer                                                 41,000(b)            1,573,990
FEI                                                   16,000(b)              502,880
Kulicke & Soffa Inds                                  55,000(b)              466,400
Micrel                                                96,800               1,045,440
Microsemi                                             33,800(b)              942,344

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
MKS Instruments                                       35,100(b)             $667,602
ON Semiconductor                                     169,700(b)            2,131,432
PMC-Sierra                                            96,000(b)              805,440
RF Micro Devices                                     198,200(b)            1,333,886
Silicon Storage Technology                           337,500(b)            1,086,750
SiRF Technology Holdings                              31,000(b)              661,850
Skyworks Solutions                                    65,000(b)              587,600
Tessera Technologies                                  24,400(b)              915,000
Trident Microsystems                                  40,429(b)              642,417
TriQuint Semiconductor                               106,000(b)              520,460
Varian Semiconductor Equipment Associates             18,250(b)              976,740
Zoran                                                 56,700(b)            1,145,340
                                                                     ---------------
Total                                                                     23,529,209
------------------------------------------------------------------------------------

SOFTWARE (3.8%)
Actuate                                              203,600(b)            1,313,220
ANSYS                                                 27,894(b)              953,138
Aspen Technology                                      80,653(b)            1,154,951
Double-Take Software                                  51,000(b)              974,610
EPIQ Systems                                          28,000(b)              526,960
Informatica                                           39,000(b)              612,300
Jack Henry & Associates                               66,709               1,725,095
JDA Software Group                                    51,000(b)            1,053,660
Lawson Software                                       84,000(b)              840,840
Macrovision                                            9,000(b)              221,670
Magma Design Automation                               47,000(b)              661,290
Manhattan Associates                                  34,100(b)              934,681
MICROS Systems                                        13,900(b)              904,473
Nuance Communications                                 34,100(b)              658,471
Parametric Technology                                 46,800(b)              815,256
Radiant Systems                                       36,000(b)              569,880
SPSS                                                  38,800(b)            1,596,232
Sybase                                                60,500(b)            1,399,365
TIBCO Software                                       117,300(b)              866,847
                                                                     ---------------
Total                                                                     17,782,939
------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.7%)
Aeropostale                                           39,200(b)              747,152
Brown Shoe                                            33,000                 640,200
Buckle                                                26,000                 986,440
Collective Brands                                     42,100(b)              928,726
Dress Barn                                            73,500(b)            1,250,235
Gymboree                                              34,600(b)            1,219,304
J Crew Group                                          31,000(b)            1,286,500

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Jo-Ann Stores                                         28,000(b)             $590,800
Jos A Bank Clothiers                                  32,300(b)            1,079,466
Men's Wearhouse                                       35,500               1,793,460
Midas                                                 72,300(b)            1,364,301
Wet Seal Cl A                                        145,000(b)              561,150
Zale                                                  19,000(b)              439,660
                                                                     ---------------
Total                                                                     12,887,394
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Fossil                                                25,000(b)              934,000
Maidenform Brands                                     41,800(b)              663,784
Movado Group                                          29,200                 932,064
Perry Ellis Intl                                      27,000(b)              748,170
Under Armour Cl A                                     10,000(b)              598,200
Warnaco Group                                         26,326(b)            1,028,557
Wolverine World Wide                                  53,400               1,463,160
                                                                     ---------------
Total                                                                      6,367,935
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.2%)
BankUnited Financial Cl A                             81,577               1,267,707
Downey Financial                                      23,278(d)            1,345,468
FirstFed Financial                                    38,658(b,d)          1,915,504
Ocwen Financial                                      105,400(b)              993,922
                                                                     ---------------
Total                                                                      5,522,601
------------------------------------------------------------------------------------

TOBACCO (0.3%)
Alliance One Intl                                     75,600(b)              494,424
Universal                                             15,100                 739,145
                                                                     ---------------
Total                                                                      1,233,569
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies                       52,000               1,603,160
TAL Intl Group                                        23,273                 583,454
                                                                     ---------------
Total                                                                      2,186,614
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Centennial Communications                             96,000(b)              971,520
Syniverse Holdings                                    47,000(b)              747,300
                                                                     ---------------
Total                                                                      1,718,820
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $448,014,235)                                                    $466,661,394
------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

               RIVERSOURCE SMALL CAP ADVANTAGE FUND - 2007 SEMIANNUAL REPORT  19

MONEY MARKET FUND (3.0%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  13,982,222(g)          $13,982,222
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $13,982,222)                                                      $13,982,222
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $461,996,457)(h)                                                 $480,643,616
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 3.1% of net assets.

(d) At Sept. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.5% of net assets. See Note 5 to the financial statements. 0.5% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $461,996,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $42,722,000
Unrealized depreciation                                            (24,074,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $18,648,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPT. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $448,014,235)         $466,661,394
   Affiliated money market fund (identified cost
      $13,982,222) (Note 6)                                       13,982,222
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $461,996,457)                                                 480,643,616
Capital shares receivable                                             66,535
Dividends and accrued interest receivable                            347,856
Receivable for investment securities sold                          9,831,343
----------------------------------------------------------------------------
Total assets                                                     490,889,350
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             1,106,774
Payable for investment securities purchased                        8,828,888
Payable upon return of securities loaned (Note 5)                 11,874,000
Accrued investment management services fee                            10,133
Accrued distribution fee                                             196,405
Accrued transfer agency fee                                              743
Accrued administrative services fee                                    1,042
Accrued plan administration services fee                                  71
Other accrued expenses                                                88,925
----------------------------------------------------------------------------
Total liabilities                                                 22,106,981
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $468,782,369
============================================================================

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  21

SEPT. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    794,163
Additional paid-in capital                                       380,958,994
Net operating loss                                                   (85,027)
Accumulated net realized gain (loss)                              68,467,080
Unrealized appreciation (depreciation) on investments             18,647,159
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $468,782,369
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $373,397,363
                                             Class B                           $ 88,016,059
                                             Class C                           $  7,251,989
                                             Class I                           $      9,224
                                             Class R2                          $      4,151
                                             Class R3                          $      4,158
                                             Class R4                          $     95,248
                                             Class R5                          $      4,177
Net asset value per share of outstanding
   capital stock:                            Class A shares(1)   62,021,529    $       6.02
                                             Class B shares      16,053,485    $       5.48
                                             Class C shares       1,322,187    $       5.48
                                             Class I shares           1,484    $       6.22
                                             Class R2 shares            679    $       6.11
                                             Class R3 shares            679    $       6.12
                                             Class R4 shares         15,529    $       6.13
                                             Class R5 shares            679    $       6.15
-------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 5)                                                                    $ 11,176,550
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.39. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPT. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  3,181,085
Interest                                                                 576
Income distributions from affiliated money market fund (Note
   6)                                                                 78,216
Fee income from securities lending (Note 5)                           83,920
      Less foreign taxes withheld                                     (1,225)
----------------------------------------------------------------------------
Total income                                                       3,342,572
----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 1,727,315
Distribution fee
   Class A                                                           512,903
   Class B                                                           556,794
   Class C                                                            40,336
   Class R2                                                               11
   Class R3                                                                5
Transfer agency fee
   Class A                                                           484,170
   Class B                                                           138,053
   Class C                                                             9,790
   Class R2                                                                2
   Class R3                                                                2
   Class R4                                                               63
   Class R5                                                                2
Administrative services fee                                          211,000
Plan administration services fee
   Class R2                                                                5
   Class R3                                                                5
   Class R4                                                              316
Compensation of board members                                          4,692
Custodian fees                                                        40,795
Printing and postage                                                  52,855
Registration fees                                                      8,570
Professional fees                                                     15,533
Other                                                                  8,998
----------------------------------------------------------------------------
Total expenses                                                     3,812,215
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                       (266,395)
----------------------------------------------------------------------------
                                                                   3,545,820
   Earnings and bank fee credits on cash balances (Note 2)           (17,859)
----------------------------------------------------------------------------
Total net expenses                                                 3,527,961
----------------------------------------------------------------------------
Investment income (loss) -- net                                     (185,389)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  23

SIX MONTHS ENDED SEPT. 30, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)      $ 31,346,358
Net change in unrealized appreciation (depreciation) on
   investments                                                   (26,480,585)
----------------------------------------------------------------------------
Net gain (loss) on investments                                     4,865,773
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $  4,680,384
============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       SEPT. 30, 2007     MARCH 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $    (185,389)     $  (1,994,977)
Net realized gain (loss) on investments                   31,346,358        102,404,686
Net change in unrealized appreciation (depreciation)
   on investments                                        (26,480,585)      (107,328,177)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              4,680,384         (6,918,468)
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                     --        (87,047,364)
      Class B                                                     --        (27,197,847)
      Class C                                                     --         (1,898,913)
      Class I                                                     --             (1,886)
      Class R2                                                    --               (864)
      Class R3                                                    --               (864)
      Class R4                                                    --           (146,791)
      Class R5                                                    --               (864)
----------------------------------------------------------------------------------------
Total distributions                                               --       (116,295,393)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                26,663,486         40,084,902
   Class B shares                                          1,734,607          6,689,051
   Class C shares                                            269,090            945,933
   Class I shares                                                 --            968,062
   Class R2 shares                                                --              5,000
   Class R3 shares                                                --              5,000
   Class R4 shares                                                --            104,890
   Class R5 shares                                                --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                                 --         86,068,894
   Class B shares                                                 --         26,920,384
   Class C shares                                                 --          1,864,627
   Class R4 shares                                                --            146,251
Payments for redemptions
   Class A shares                                        (97,475,434)      (199,398,545)
   Class B shares (Note 2)                               (45,162,594)       (72,819,159)
   Class C shares (Note 2)                                (1,841,967)        (4,079,209)
   Class I shares                                                 --        (12,822,371)
   Class R4 shares                                          (313,627)          (563,231)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                         (116,126,439)      (125,874,521)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (111,446,055)      (249,088,382)
Net assets at beginning of period                        580,228,424        829,316,806
----------------------------------------------------------------------------------------
Net assets at end of period                            $ 468,782,369      $ 580,228,424
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                   $     (85,027)     $     100,362
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Cap Advantage Fund (the Fund) is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Sept. 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager) owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  27

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Sept. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT its contract obligations. At Sept. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods,

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT 29 disclosure, and transition. FIN 48 has been adopted by the Fund and here is no material impact on the fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.79% to 0.665% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $326,143 for the six months ended Sept. 30, 2007. The management fee for the six months ended Sept. 30, 2007, was 0.65% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect partially-owned subsidiary of Ameriprise Financial.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2007, there were no expenses incurred for these particular items.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. As of Oct. 1, 2007, RiverSource Distributors serves as the sole principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3 and Class R4 pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  31

Sales charges received by the Distributor for distributing Fund shares were $126,624 for Class A, $37,692 for Class B and $169 for Class C for the six months ended Sept. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Sept. 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.17% for Class A, 1.93% for Class B, 1.92% for Class C, 0.76% for Class I, 1.56% for Class R2, 1.31% for Class R3, 1.04% for Class R4 and 0.81% for Class R5. Of these waived fees and expenses, the transfer agency fees waived at the class level were $155,913, $43,397, $3,065, $1, $1, $25 and $1 for Class A, Class B, Class C, Class R2, Class R3, Class R4 and Class R5, respectively, and the management fees waived at the Fund level were $63,992. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A, 2.05% for Class B, 2.05% for Class C, 0.88% for Class I, 1.68% for Class R2, 1.43% for Class R3, 1.16% for Class R4 and 0.93% for Class R5 of the Fund's average daily net assets until March 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Sept. 30, 2007, the Fund's transfer agency fees were reduced by $17,859 as a result of earnings credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $377,176,444 and $494,017,511, respectively, for the six months ended Sept. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED SEPT. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       4,175,215             --      (15,874,016)       (11,698,801)
Class B                         309,803             --       (7,867,495)        (7,557,692)
Class C                          48,106             --         (326,492)          (278,386)
Class I                              --             --               --                 --
Class R2                             --             --               --                 --
Class R3                             --             --               --                 --
Class R4                             --             --          (51,236)           (51,236)
Class R5                             --             --               --                 --
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED MARCH 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       6,125,200     14,563,261      (30,438,488)       (9,750,027)
Class B                       1,086,212      4,976,041      (11,999,913)       (5,937,660)
Class C                         152,730        344,663         (677,305)         (179,912)
Class I                         136,309             --       (1,904,529)       (1,768,220)
Class R2*                           679             --               --               679
Class R3*                           679             --               --               679
Class R4                         14,482         24,335          (89,765)          (50,948)
Class R5*                           679             --               --               679
----------------------------------------------------------------------------------------------

  * For the period from Dec. 11 2006 (inception date) to March 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Sept. 30, 2007, securities valued at $11,176,550 were on loan to brokers. For collateral, the Fund received $11,874,000 in cash. Cash collateral received is invested in an affiliated

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT 33 money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $83,920 for the six months ended Sept. 30, 2007. Expenses paid to the Investment Manager were $8,187 for the six months ended Sept. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $109,278,229 and $104,107,190, respectively, for the six months ended Sept. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Sept. 30, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT 35 and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,   2007(I)              2007              2006              2005              2004
Net asset value, beginning of
 period                           $5.99             $7.23             $7.07             $6.77             $4.10
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .00(b)           (.02)             (.03)             (.05)             (.03)
Net gains (losses) (both
 realized and unrealized)           .03               .05              1.51               .52              2.70
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .03               .03              1.48               .47              2.67
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --             (1.27)            (1.32)             (.17)               --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $6.02             $5.99             $7.23             $7.07             $6.77
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $373              $442              $603              $622              $594
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)           1.17%(e),(f)      1.22%(e)          1.31%             1.30%             1.36%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                   .10%(f)          (.11%)            (.40%)            (.63%)            (.58%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              72%              158%              110%              101%              110%
---------------------------------------------------------------------------------------------------------------
Total return(g)                     .50%(h)           .67%            23.05%             6.90%            65.12%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.27% for the six months ended Sept. 30, 2007 and 1.32% for the year ended March 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  37

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,  2007(I)            2007              2006           2005           2004
Net asset value, beginning of
 period                           $5.48          $6.77             $6.75          $6.51          $3.97
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.02)(b)       (.05)             (.08)          (.10)          (.07)
Net gains (losses) (both
 realized and unrealized)           .02            .03              1.42            .51           2.61
------------------------------------------------------------------------------------------------------
Total from investment
 operations                          --           (.02)             1.34            .41           2.54
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.27)            (1.32)          (.17)            --
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.48          $5.48             $6.77          $6.75          $6.51
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $88           $129              $200           $234           $267
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)           1.93%(e),(f)      1.98%(e)       2.08%          2.07%          2.13%
------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                  (.64%)(f)      (.88%)           (1.17%)        (1.40%)        (1.34%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate              72%           158%              110%           101%           110%
------------------------------------------------------------------------------------------------------
Total return(g)                     .00%(h)       (.03%)           22.03%          6.25%         63.98%
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after the Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.03% for the six months ended Sept. 30, 2007 and 2.09% for the year ended March 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,        2007(I)            2007              2006           2005           2004
Net asset value, beginning of
 period                                 $5.48          $6.77             $6.75          $6.51          $3.98
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             (.02)(b)       (.05)             (.08)          (.09)          (.06)
Net gains (losses) (both realized
 and unrealized)                          .02            .03              1.42            .50           2.59
------------------------------------------------------------------------------------------------------------
Total from investment operations           --           (.02)             1.34            .41           2.53
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.27)            (1.32)          (.17)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.48          $5.48             $6.77          $6.75          $6.51
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $7             $9               $12            $12            $12
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.92%(e),(f)      1.98%(e)       2.08%          2.07%          2.13%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      (.65%)(f)      (.87%)           (1.16%)        (1.40%)        (1.36%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    72%           158%              110%           101%           110%
------------------------------------------------------------------------------------------------------------
Total return(g)                           .00%(h)       (.03%)           22.03%          6.25%         63.57%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after the Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.02% for the six months ended Sept. 30, 2007 and 2.08% for the year ended March 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  39

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,   2007(J)              2007              2006              2005           2004(B)
Net asset value, beginning of
 period                           $6.17             $7.39             $7.17             $6.82             $6.92
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .02(c)            .01               .01              (.03)             (.01)
Net gains (losses) (both
 realized and unrealized)           .03               .04              1.53               .55              (.09)
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .05               .05              1.54               .52              (.10)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --             (1.27)            (1.32)             (.17)               --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $6.22             $6.17             $7.39             $7.17             $6.82
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--               $13                $6                $1
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d),(e)            .76%(f),(g)       .84%              .85%              .84%              .96%(g)
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                   .51%(g)           .13%              .09%             (.19%)            (.12%)(g)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              72%              158%              110%              101%              110%
---------------------------------------------------------------------------------------------------------------
Total return(h)                     .81%(i)           .95%            23.58%             7.58%            (1.44%)(i)
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after the Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 0.78% for the six months ended Sept. 30, 2007.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,        2007(J)         2007(B)
Net asset value, beginning of
 period                                 $6.09          $7.36
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             (.01)(c)       (.01)
Net gains (losses) (both realized
 and unrealized)                          .03            .01
------------------------------------------------------------------------------------------------------------
Total from investment operations          .02             --
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.27)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.11          $6.09
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                   1.56%(g)       1.60%(g)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      (.30%)(g)      (.27%)(g)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    72%           158%
------------------------------------------------------------------------------------------------------------
Total return(h)                           .33%(i)        .25%(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after the Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R2 would have been 1.60% for the six months ended Sept. 30, 2007 and 1.70% for the period ended March 31, 2007.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  41

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,        2007(G)         2007(B)
Net asset value, beginning of
 period                                 $6.10          $7.36
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .00(c)          --
Net gains (losses) (both realized
 and unrealized)                          .02            .01
------------------------------------------------------------------------------------------------------------
Total from investment operations          .02            .01
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.27)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.12          $6.10
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                   1.31%(g)       1.35%(g)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      (.04%)(g)      (.01%)(g)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    72%           158%
------------------------------------------------------------------------------------------------------------
Total return(h)                           .33%(i)        .41%(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after the Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R3 would have been 1.39% for the six months ended Sept. 30, 2007 and 1.45% for the period ended March 31, 2007.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,        2007(I)            2007              2006           2005           2004
Net asset value, beginning of
 period                                 $6.10          $7.33             $7.14          $6.82          $4.12
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .01(b)          --              (.01)          (.03)          (.02)
Net gains (losses) (both realized
 and unrealized)                          .02            .04              1.52            .52           2.72
------------------------------------------------------------------------------------------------------------
Total from investment operations          .03            .04              1.51            .49           2.70
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.27)            (1.32)          (.17)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.13          $6.10             $7.33          $7.14          $6.82
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--                $1             $1            $--
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.04%(e),(f)      1.05%(e)       1.13%          1.12%          1.20%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets       .18%(f)        .07%             (.20%)         (.46%)         (.40%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    72%           158%              110%           101%           110%
------------------------------------------------------------------------------------------------------------
Total return(g)                           .49%(h)        .82%            23.25%          7.14%         65.53%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after the Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.09% for the six months ended Sept. 30, 2007 and 1.14% for the year ended March 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  43

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,        2007(J)         2007(B)
Net asset value, beginning of
 period                                 $6.11          $7.36
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .01(c)         .01
Net gains (losses) (both realized
 and unrealized)                          .03            .01
------------------------------------------------------------------------------------------------------------
Total from investment operations          .04            .02
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.27)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.15          $6.11
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                    .81%(g)        .85%(g)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets       .47%(g)        .51%(g)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    72%           158%
------------------------------------------------------------------------------------------------------------
Total return(h)                           .65%(i)        .55%(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after the Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R5 would have been 0.86% for the six months ended Sept. 30, 2007 and 0.96% for the period ended March 31, 2007.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement between RiverSource and the subadviser (the "Subadviser") (the "Subadvisory Agreement"), the Subadviser performs portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the Subadviser, and each entity's ability to carry out its

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT 45 responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadviser and the overall "subadvised" strategy. The Board noted, in particular, management's ongoing oversight and monitoring of the Subadviser's investment process and performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the

--------------------------------------------------------------------------------

 46 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT  47

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended March 31, 2007 and the year ended March 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 48 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) SMALL CAP ADVANTAGE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
       (RIVERSOURCE INVESTMENTS LOGO)   Inc. (C) 2007 RiverSource Distributors, Inc.                      S-6431 K (11/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SMALL CAP GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2007


RIVERSOURCE SMALL CAP GROWTH FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     12

Investments in Securities...........     14

Financial Statements................     22

Notes to Financial Statements.......     28

Approval of Investment Management
   Services Agreement...............     47

Proxy Voting........................     49

Change in Independent Registered
   Public Accounting Firm...........     50

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2007

FUND OBJECTIVE

RiverSource Small Cap Growth Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Information Technology               26.8%
Industrials                          21.6%
Health Care                          18.6%
Consumer Discretionary               14.8%
Financials                            4.8%
Energy                                4.3%
Other(1)                              9.1%



* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 3.2%, Consumer Staples 2.5%, Telecommunication Services 0.8%, Utilities 0.3% and Cash and Cash Equivalents(2) 2.3%.
(2) Of the 2.3%, 0.4% is due to security lending activity and 1.9% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Blackboard                            0.9%
Pediatrix Medical Group               0.9%
PAREXEL Intl                          0.8%
Synchronoss Technologies              0.8%
Blue Coat Systems                     0.8%
Hub Group Cl A                        0.7%
Gymboree                              0.7%
ANADIGICS                             0.7%
Omnicell                              0.7%
FLIR Systems                          0.7%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT SEPT. 30, 2007

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
                  X        SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

                             YEARS IN INDUSTRY
Nancy Prial, CFA                    23

FEDERATED MDTA, LLC

David Goldsmith*                    24

* The Fund is managed by an investment team led by David Goldsmith.

TURNER INVESTMENT PARTNERS, LLC

William McVail, CFA                 20
Jason Schrotberger, CFA             13
Rick Wetmore                         6

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

Paul Graham, Jr., CFA               21
David Wabnik                        16

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AXSCX          01/24/01
Class B                     ASGBX          01/24/01
Class C                     APRCX          01/24/01
Class I                     RSWIX          03/04/04
Class R2                       --          12/11/06
Class R3                       --          12/11/06
Class R4                    RSLGX          01/24/01
Class R5                       --          12/11/06
Total net assets                        $202.9 million
Number of holdings                              400

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended Sept. 31, 2007

                                  (BAR CHART)

RiverSource Small Cap Advantage Fund Class A
  (excluding sales change)                            +10.26%

Russell 2000(R) Growth Index(1) (unmanaged)            +6.70%

Lipper Small-Cap Growth Funds Index(2)                 +8.87%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.76%                        1.63%
Class B                                           2.53%                        2.40%
Class C                                           2.53%                        2.39%
Class I                                           1.18%                        1.18%
Class R2                                          1.95%                        1.95%
Class R3                                          1.70%                        1.70%
Class R4                                          1.50%                        1.48%
Class R5                                          1.21%                        1.21%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.04% for the fiscal year ended March 31, 2007), will not exceed 1.59% for Class A, 2.36% for Class B, 2.35% for Class C, 1.14% for Class I, 1.94% for Class R2, 1.69% for Class R3, 1.44% for Class R4 and 1.19% for Class R5.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT SEPT. 30, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 1/24/01)          +10.26%    +24.47%   +14.63%   +16.28%     +2.48%
 Class B (inception 1/24/01)           +9.75%    +23.80%   +13.79%   +15.37%     +1.71%
 Class C (inception 1/24/01)           +9.96%    +23.77%   +13.78%   +15.36%     +1.71%
 Class I (inception 3/4/04)           +10.43%    +25.14%   +15.18%      N/A      +8.88%
 Class R2 (inception 12/11/06)         +9.96%       N/A       N/A       N/A     +14.08%*
 Class R3 (inception 12/11/06)        +10.16%       N/A       N/A       N/A     +14.28%*
 Class R4 (inception 1/24/01)         +10.36%    +24.96%   +14.82%   +16.43%     +2.64%
 Class R5 (inception 12/11/06)        +10.34%       N/A       N/A       N/A     +14.70%*

WITH SALES CHARGE
 Class A (inception 1/24/01)           +3.93%    +17.31%   +12.38%   +14.91%     +1.58%
 Class B (inception 1/24/01)           +4.75%    +18.80%   +12.75%   +15.14%     +1.71%
 Class C (inception 1/24/01)           +8.96%    +22.77%   +13.78%   +15.36%     +1.71%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

  * Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Small Cap Growth Fund increased 10.26% (Class A shares, excluding sales charge) for the six-month period ended Sept. 30, 2007, outperforming its benchmark, the Russell 2000(R) Growth Index (Russell Index), which rose 6.70%. The Fund's peer group, as represented by the Lipper Small-Cap Growth Funds Index, advanced 8.87% for the same time frame.

RiverSource Small Cap Growth Fund's portfolio is managed by four independent money management firms that each invest a portion of Fund assets in growth stocks of small companies to seek long-term growth of capital. As of Sept. 30, 2007, MDTA Advisers (MDTA) managed approximately 33% of the Fund's portfolio; UBS Global Asset Management (Americas) Inc. (UBS) managed approximately 28%; Turner Investment Partners, LLC (Turner) managed approximately 20%; and Essex Investment Management Company, LLC (Essex) managed approximately 19%.

Q: What factors affected performance for your portion of the Fund during the six-month period ended Sept. 30, 2007?

A: MDTA: Our portion of the Fund's holdings in industrials, energy and information technology provided the greatest contributions to positive performance during the period. Detractors to performance included consumer staples and consumer discretionary.

   Stocks that added to performance included crocs, International Securities Exchange Holdings, Perini, Chaparral Steel, Blue Coat Systems, VASCO Data Security Intl and Kyphon. Stocks that detracted from performance the most during the six-month period were TeleTech Holdings, American Commercial Lines, FEI, Littelfuse, Heidrick & Struggles Intl, Labor Ready, Aeropostale and Winn-Dixie Stores.

   UBS: During the six-month period, stock selection detracted from returns while sector allocation helped performance. On a sector basis, an underweight in financials contributed to performance while an underweight in materials detracted from performance. The largest positive contributors were Blue Coat Systems and First Solar, but gains were more than offset by poor performance in Children's Place Retail Stores, TeleTech Holdings, and TETRA Technologies.

   TURNER: Growth stocks, which are generally more immune to a slowing economy, led the market during the semi-annual period. The outperformance of growth over value stocks was the most pronounced within the small-cap arena.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Contributing the most to the Fund's return were holdings in three sectors: consumer discretionary, energy, and technology. Holdings that added value for the six-month period include aQuantive, Priceline.com, JA Solar Holdings, Core Laboratories, Omniture and ANADIGICS. Subpar returns in the producer durables and materials/processing industries detracted from results. Poor performers included FormFactor, Polycom, PanAmerican Silver and RTI International Metals. Producer durables stocks turned in the worst performance.

   ESSEX: Strong stock selection in health care and technology were the largest contributors to performance, with energy detracting from the Fund's results. Additionally, retail, restaurant and leisure stocks suffered during the period.

   In health care, several strong performers were offset by disappointing returns from a few holdings. Performance was helped by holdings in life science tools and services, with strong returns from Albany Molecular Research, PAREXEL Intl, Illumina and HMS Holdings. Detractors to performance included Bruker BioSciences, BIOLASE Technology, and Vital Images.

   The Fund benefited from positive stock selection in the technology sector. Synchronoss Technologies and Sirenza Microdevices were standout performers with ANADIGICS and Concur Technologies as notable contributors during the period. Interwoven and OPNET Technologies detracted modestly from performance.

   In the retail sector, strong performers GUESS and online florist 1-800-FLOWERS.com were partially offset by negative performance from Christopher & Banks and United Natural Foods during the period.

Q: What changes did you make to your portion of the Fund during the period?

A: MDTA: During the last six months, our bottom-up quantitative process significantly increased the portfolio's exposure to industrials and, to a lesser degree, information technology. In the same time period, we decreased the portfolio's exposure to energy and transportation. Our sector movement and weightings are wholly a result of bottom-up stock selection rather than top-down bets on individual sectors.

   UBS: Because we are primarily a bottom-up manager, changes in sector allocations are typically a result of identifying strong investment candidates as opposed to top down, thematic changes. During the period, however, we gradually reduced our exposure to the consumer discretionary and financial

--------------------------------------------------------------------------------

 8 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   sectors while increasing our exposure to health care and information technology companies.

   TURNER: Our portion of the Fund is sector neutral to the Russell Index and weightings are adjusted accordingly when Russell reconstitutes the index. However, throughout the period, we have made slight modifications to the industry weights within the Fund. Some of the key changes that were made during the period included reducing positions in the apparel/footwear and advertising/marketing services industries in the consumer discretionary sector. In technology, we reduced exposure to telecommunications equipment and Internet software services companies, while increasing the portfolio's weighting in semiconductor companies. In health care, we reduced the weighting in hospital/nursing management and increased the position in biotechnology companies.

   ESSEX: Negative performance from Christopher and Banks and United Natural Foods led the Fund to liquidate these positions. In education services, we initiated a position in Capella Education, an online post-secondary education service in the United States. Toreador Resources, an energy sector position, was sold from the Fund due to negative performance. Positions in Interwoven and OPNET were also liquidated.

Q: How do you intend to manage your portion of the Fund in the coming months?

A: MDTA: Going forward, we will continue to seek superior risk-adjusted performance, known as alpha, using bottom-up stock selections based on a disciplined quantitative process. We have positioned our portion of the Fund to be overweight industrials, financial services and consumer staples and underweight health care, energy and information technology versus the Russell Index.

   UBS: Our sector positions are a result of rigorous fundamental research on individual companies. That said, we are finding growth in certain sectors and not in other sectors. While uncertainty regarding interest rates, gas prices, the housing market and the near-term health of the economy is, in our opinion, going to weigh on the consumer in the near term, we have identified what we believe are opportunities elsewhere. Medical services appears to be attractive, and we have overweighted the industry throughout the year. In our view, different subsectors within technology are also attractive and we have

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   opportunistically overweighted hardware in the portfolio. Our biggest sector underweights are in financials and materials. We continue to be cautiously optimistic on the outlook for small-cap growth versus small-cap value in the year ahead. We remain focused on high-quality companies with demonstrable growth catalysts that can add performance while maintaining a lower risk profile than the average security, and expect that our style and our discipline will be rewarded going forward.

   TURNER: In managing our portion of the Fund our focus remains on owning stocks that we think have the strongest earnings prospects. Within consumer discretionary, the Fund is overweight Zumiez. In health care, the Fund is overweight Alexion Pharmaceuticals and PAREXEL Intl. In technology, ANADIGICS, Concur Technologies and Omniture are the largest overweights. From an industry perspective, we currently favor shares of companies in the luxury-retailing, brokerage, mining, energy services, natural gas utility, specialty pharmaceutical, biotechnology, semiconductor and wireless industries.

   ESSEX: We expect an environment of slower economic growth and easier monetary policy will continue to favor growth stocks. While the shift in leadership from value to growth took longer than we anticipated, it is well underway and we anticipate it to endure for several years to come. Financial markets will undoubtedly be volatile in the next few months as recession fears ebb and flow.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Our core philosophy is to focus on growth wherever growth exists. We have not altered our generally cautious stance on consumer oriented companies and we continue to maintain an underweight position in traditional oil and gas companies. Additionally, we are maintaining our modest overweight position in health care, with the primary area of emphasis on companies that benefit from growth in biotechnology and life sciences equipment. We continue to believe that technology stocks will be a source of positive returns for the next 12-18 months and are significantly overweight that sector in the Fund. In the producer durables segment of the industrials sector, we continue to emphasize equipment suppliers, where we expect continued growth in capital spending.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            APRIL 1, 2007   SEPT. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,102.60         $ 8.23           1.57%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.10         $ 7.90           1.57%
 Class B
   Actual(b)                   $1,000         $1,097.50         $12.24           2.34%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.26         $11.75           2.34%
 Class C
   Actual(b)                   $1,000         $1,099.60         $12.20           2.33%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.31         $11.70           2.33%
 Class I
   Actual(b)                   $1,000         $1,104.30         $ 5.93           1.13%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.30         $ 5.69           1.13%
 Class R2
   Actual(b)                   $1,000         $1,099.60         $10.10           1.93%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,015.31         $ 9.70           1.93%
 Class R3
   Actual(b)                   $1,000         $1,101.60         $ 8.80           1.68%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.55         $ 8.45           1.68%
 Class R4
   Actual(b)                   $1,000         $1,103.60         $ 7.50           1.43%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.80         $ 7.19           1.43%
 Class R5
   Actual(b)                   $1,000         $1,103.40         $ 6.19           1.18%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.05         $ 5.94           1.18%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2007: +10.26% for Class A, +9.75% for Class B, +9.96% for Class C, +10.43% for Class I, +9.96% for Class R2, +10.16% for Class R3, +10.36% for Class R4 and +10.34%
     for Class R5.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  13

INVESTMENTS IN SECURITIES

SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.2%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (3.7%)
AAR                                                  24,700(b)             $749,398
American Science & Engineering                       10,421                 652,980
Cubic                                                17,949                 756,909
Curtiss-Wright                                       16,519                 784,653
DRS Technologies                                      4,634                 255,426
GenCorp                                              41,650(b)              498,134
Orbital Sciences                                     43,690(b)              971,666
Teledyne Technologies                                17,458(b)              932,083
Triumph Group                                        15,487               1,265,442
United Industrial                                     8,632                 649,644
                                                                    ---------------
Total                                                                     7,516,335
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
Hub Group Cl A                                       48,114(b)            1,444,863
UTI Worldwide                                        20,500(c)              471,090
                                                                    ---------------
Total                                                                     1,915,953
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Cooper Tire & Rubber                                 12,930                 315,492
Drew Inds                                            20,057(b)              815,919
                                                                    ---------------
Total                                                                     1,131,411
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
Boston Beer Cl A                                      9,851(b)              479,350
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.5%)
Alexion Pharmaceuticals                              10,240(b)              667,136
Array BioPharma                                      15,630(b)              175,525
BioMarin Pharmaceutical                              29,210(b)              727,329
Cepheid                                               6,770(b)              154,356
Emergent BioSolutions                                20,000(b)              177,600
InterMune                                             7,510(b)              143,666
Isis Pharmaceuticals                                 23,700(b)              354,789
Keryx Biopharmaceuticals                             18,600(b)              184,884
LifeCell                                             22,122(b)              831,123
Myriad Genetics                                       6,300(b)              328,545
Progenics Pharmaceuticals                             8,700(b)              192,357
Regeneron Pharmaceuticals                            14,400(b)              256,320

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BIOTECHNOLOGY (CONT.)
Seattle Genetics                                     25,600(b)             $287,744
United Therapeutics                                   9,040(b)              601,522
                                                                    ---------------
Total                                                                     5,082,896
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Ameron Intl                                           4,119                 435,667
Apogee Enterprises                                   22,690                 588,579
Goodman Global                                       35,204(b)              840,671
                                                                    ---------------
Total                                                                     1,864,917
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
GFI Group                                            11,282(b)              971,607
Greenhill & Co                                       15,118                 922,954
Investment Technology Group                          10,181(b)              437,579
optionsXpress Holdings                                8,507                 222,373
Waddell & Reed Financial Cl A                        15,780                 426,533
                                                                    ---------------
Total                                                                     2,981,046
-----------------------------------------------------------------------------------

CHEMICALS (1.5%)
Flotek Inds                                           3,856(b)              170,242
HB Fuller                                            13,820                 410,178
Hercules                                             49,942               1,049,780
ICO                                                   7,319(b)              103,052
Koppers Holdings                                      1,752                  67,645
Landec                                               37,203(b)              575,158
Terra Inds                                           12,500(b)              390,750
Zoltek Companies                                      8,000(b)              349,040
                                                                    ---------------
Total                                                                     3,115,845
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
City Bank                                             1,742                  50,030
Frontier Financial                                    9,480                 221,168
Preferred Bank                                        5,635                 221,681
SVB Financial Group                                  21,058(b)              997,307
UCBH Holdings                                        37,900                 662,492
                                                                    ---------------
Total                                                                     2,152,678
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (5.7%)
American Ecology                                      3,940                 $83,489
COMSYS IT Partners                                    3,692(b)               62,063
Consolidated Graphics                                 5,491(b)              344,780
CRA Intl                                             12,700(b)              612,013
Deluxe                                               13,402                 493,730
Diamond Management & Technology Consultants           4,686                  43,111
eTelecare Global Solutions ADR                       17,400(b,c)            190,704
FTI Consulting                                       15,334(b)              771,454
GEO Group                                            10,170(b)              301,134
Healthcare Services Group                            22,202                 450,035
Heidrick & Struggles Intl                            13,954(b)              508,623
Huron Consulting Group                                5,970(b)              433,541
IHS Cl A                                              8,095(b)              457,287
Kenexa                                               25,780(b)              793,508
Korn/Ferry Intl                                       7,500(b)              123,825
Labor Ready                                          68,711(b)            1,271,841
Layne Christensen                                    24,336(b)            1,350,160
Mobile Mini                                          11,925(b)              288,108
PeopleSupport                                        15,888(b)              190,020
Standard Parking                                      2,136(b)               84,991
TEAM                                                  5,292(b)              144,895
TeleTech Holdings                                    41,094(b)              982,558
United Stationers                                     2,816(b)              156,344
Waste Connections                                     9,310(b)              295,686
Waste Inds USA                                        5,802                 166,053
Watson Wyatt Worldwide Cl A                          18,726                 841,546
                                                                    ---------------
Total                                                                    11,441,499
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.2%)
ARRIS Group                                          27,174(b)              335,599
BigBand Networks                                      8,700(b)               55,680
Blue Coat Systems                                    20,009(b)            1,575,909
C-COR                                                10,013(b)              115,049
CommScope                                             9,826(b)              493,658
Comtech Group                                        13,960(b,c)            254,212
Comtech Telecommunications                            8,009(b)              428,401
Dycom Inds                                           40,694(b)            1,246,457
Foundry Networks                                     29,150(b)              517,996
Globecomm Systems                                    30,817(b)              408,633
MasTec                                               18,630(b)              262,124
NETGEAR                                              22,328(b)              679,218

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
NICE Systems ADR                                     30,900(b,c)         $1,107,456
Sierra Wireless                                      29,758(b,c)            627,299
Starent Networks                                     23,229(b)              490,364
                                                                    ---------------
Total                                                                     8,598,055
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Data Domain                                           9,970(b)              308,572
Intermec                                             11,440(b)              298,813
Presstek                                             56,520(b)              354,380
Stratasys                                            15,500(b)              427,180
Synaptics                                            18,997(b)              907,296
                                                                    ---------------
Total                                                                     2,296,241
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology                                     10,780(b)              376,545
EMCOR Group                                          24,500(b)              768,320
Perini                                               21,091(b)            1,179,620
                                                                    ---------------
Total                                                                     2,324,485
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Headwaters                                           23,359(b)              347,582
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Cash America Intl                                       339                  12,746
EZCORP Cl A                                          17,956(b)              241,509
                                                                    ---------------
Total                                                                       254,255
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
Greif Cl A                                            5,160                 313,109
Silgan Holdings                                      22,921               1,232,004
                                                                    ---------------
Total                                                                     1,545,113
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
DXP Enterprises                                       9,811(b)              348,389
LKQ                                                  21,900(b)              762,339
                                                                    ---------------
Total                                                                     1,110,728
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.3%)
Capella Education                                    14,755(b)              824,951
DeVry                                                14,061                 520,398
New Oriental Education & Technology Group ADR         2,960(b,c)            197,018
Sotheby's                                             7,500                 358,425
Strayer Education                                     4,655                 784,973
                                                                    ---------------
Total                                                                     2,685,765
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (0.8%)
iShares Russell 2000 Growth Index Fund                8,800                $753,192
MarketAxess Holdings                                 16,090(b)              241,350
Portfolio Recovery Associates                        12,957                 687,628
                                                                    ---------------
Total                                                                     1,682,170
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
NeuStar Cl A                                         10,500(b)              360,045
PAETEC Holding                                       32,931(b)              410,650
Time Warner Telecom Cl A                             19,800(b)              435,006
                                                                    ---------------
Total                                                                     1,205,701
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
ITC Holdings                                          6,980                 345,859
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.1%)
AZZ                                                  11,524(b)              402,879
BTU Intl                                             21,592(b)              277,673
Energy Conversion Devices                             6,700(b)              152,224
FuelCell Energy                                      49,644(b)              443,817
General Cable                                         6,779(b)              455,006
Genlyte Group                                         6,890(b)              442,751
GrafTech Intl                                        29,922(b)              533,808
Regal-Beloit                                          6,374                 305,251
Woodward Governor                                    19,904               1,242,011
                                                                    ---------------
Total                                                                     4,255,420
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
Benchmark Electronics                                27,650(b)              660,006
Brightpoint                                          17,640(b)              264,776
Cognex                                               22,600                 401,376
CPI Intl                                              1,425(b)               27,089
FARO Technologies                                    15,784(b)              696,864
FLIR Systems                                         24,426(b)            1,352,957
Itron                                                 3,700(b)              344,359
L-1 Identity Solutions                               19,565(b)              368,800
LeCroy                                               40,165(b)              299,631
LoJack                                                4,792(b)               90,856
Plexus                                               15,115(b)              414,151
RadiSys                                               3,300(b)               41,085
ScanSource                                           12,130(b)              340,974
                                                                    ---------------
Total                                                                     5,302,924
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (3.1%)
Bristow Group                                        12,971(b)             $566,962
Complete Production Services                         22,700(b)              464,896
Core Laboratories                                     8,980(b,c)          1,143,963
ENGlobal                                             12,706(b)              144,975
ION Geophysical                                      46,400(b)              641,712
Mitcham Inds                                         20,142(b)              388,338
Oil States Intl                                      18,823(b)              909,151
TETRA Technologies                                   49,500(b)            1,046,430
W-H Energy Services                                   9,947(b)              733,591
Willbros Group                                        8,970(b,c)            304,980
                                                                    ---------------
Total                                                                     6,344,998
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Andersons                                             3,367                 161,683
Longs Drug Stores                                    15,539                 771,822
Nash Finch                                            3,435                 136,816
Spartan Stores                                       10,298                 232,014
                                                                    ---------------
Total                                                                     1,302,335
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Darling Intl                                         47,452(b)              469,300
Flowers Foods                                        34,937                 761,627
Hain Celestial Group                                 12,667(b)              406,991
                                                                    ---------------
Total                                                                     1,637,918
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.0%)
Accuray                                               9,100(b)              158,886
Align Technology                                      4,334(b)              109,780
AngioDynamics                                        12,200(b)              229,970
ArthroCare                                           12,900(b)              720,981
Aspect Medical Systems                               12,300(b)              166,911
BIOLASE Technology                                   59,233(b,d)            405,154
DexCom                                               18,800(b)              187,812
Greatbatch                                           15,251(b)              405,524
Hansen Medical                                       11,000(b)              298,210
Hologic                                               7,680(b)              468,480
Immucor                                              13,040(b)              466,180
Integra LifeSciences Holdings                        14,300(b)              694,694
Inverness Medical Innovations                         6,690(b)              370,091
Kyphon                                                3,480(b)              243,600
Mentor                                               15,407                 709,492
Meridian Bioscience                                  17,411                 527,902
Neogen                                               20,160(b)              478,195
NuVasive                                             24,037(b)              863,649

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Regeneration Technologies                             9,761(b)             $104,638
ResMed                                                7,700(b)              330,099
Sonic Innovations                                    47,152(b)              432,384
Symmetry Medical                                     23,624(b)              394,521
TomoTherapy                                           8,500(b)              197,455
Vnus Medical Technologies                             4,880(b)               77,543
West Pharmaceutical Services                         10,557                 439,805
Wright Medical Group                                 21,501(b)              576,657
                                                                    ---------------
Total                                                                    10,058,613
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.1%)
Air Methods                                           9,228(b)              426,334
American Dental Partners                              7,115(b)              199,291
AMERIGROUP                                            7,130(b)              245,842
Apria Healthcare Group                                2,858(b)               74,337
athenahealth                                          2,300(b)               77,993
Bio-Reference Laboratories                           15,111(b)              510,147
BioScrip                                             62,330(b)              400,159
Chemed                                               19,947               1,239,906
Emergency Medical Services Cl A                       8,826(b)              266,987
Healthways                                            5,000(b)              269,850
HMS Holdings                                         33,556(b)              825,813
inVentiv Health                                       8,470(b)              371,155
NightHawk Radiology Holdings                         21,798(b,d)            534,269
Pediatrix Medical Group                              27,300(b)            1,785,966
Psychiatric Solutions                                20,000(b)              785,600
Sunrise Senior Living                                 7,820(b)              276,593
VCA Antech                                           30,900(b)            1,290,075
WellCare Health Plans                                 8,175(b)              861,890
                                                                    ---------------
Total                                                                    10,442,207
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.6%)
AMICAS                                              118,224(b)              347,579
Icad                                                 85,484(b)              257,307
Omnicell                                             48,118(b)            1,373,287
Phase Forward                                        17,900(b)              358,179
Transcend Services                                   28,581(b)              439,004
TriZetto Group                                        8,990(b)              157,415
Vital Images                                         14,065(b)              274,549
                                                                    ---------------
Total                                                                     3,207,320
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOTELS, RESTAURANTS & LEISURE (3.0%)
Buffalo Wild Wings                                   18,309(b)             $690,615
California Pizza Kitchen                             32,950(b)              578,932
Chipotle Mexican Grill Cl A                           5,557(b)              656,448
CKE Restaurants                                      45,500                 737,555
Life Time Fitness                                     8,450(b)              518,323
McCormick & Schmick's Seafood Restaurants            12,450(b)              234,434
Orient-Express Hotels Series A                        9,400(c)              481,938
Red Robin Gourmet Burgers                            24,993(b)            1,072,199
Texas Roadhouse Cl A                                 53,300(b)              623,610
WMS Inds                                             16,655(b)              551,281
                                                                    ---------------
Total                                                                     6,145,335
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Lifetime Brands                                      14,108                 286,251
Tempur-Pedic Intl                                    35,433               1,266,731
Tupperware Brands                                    26,803                 844,026
Universal Electronics                                 2,396(b)               77,870
                                                                    ---------------
Total                                                                     2,474,878
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet                                 14,400(b)              128,160
Central Garden & Pet Cl A                            28,937(b)              259,854
                                                                    ---------------
Total                                                                       388,014
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
JA Solar Holdings ADR                                 7,670(b,c)            344,767
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
McDermott Intl                                       17,052(b)              922,172
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
Argo Group Intl Holdings                              8,343(b,c)            363,004
eHealth                                               5,906(b)              163,596
Life Partners Holdings                                9,360                 314,964
Natl Interstate                                       4,113                 126,639
                                                                    ---------------
Total                                                                       968,203
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.8%)
1-800-FLOWERS.com                                    60,926(b)              706,132
Blue Nile                                             7,384(b)              694,982
Gmarket ADR                                           3,100(b,c)             72,695
GSI Commerce                                         13,930(b)              370,538

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INTERNET & CATALOG RETAIL (CONT.)
Priceline.com                                        14,789(b)           $1,312,525
Shutterfly                                           16,863(b)              538,098
                                                                    ---------------
Total                                                                     3,694,970
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.2%)
Access Integrated Technologies Cl A                  32,037(b,d)            179,407
AsiaInfo Holdings                                    44,361(b,c)            401,911
Bankrate                                              4,417(b)              203,712
China Fire & Security Group                          14,845(b,c)            180,367
Chordiant Software                                   14,623(b)              202,675
comScore                                              7,490(b)              202,230
CyberSource                                          31,433(b)              367,452
DivX                                                  3,600(b)               53,532
Greenfield Online                                       679(b)               10,355
j2 Global Communications                              3,828(b)              125,290
Knot                                                 17,400(b)              369,924
NaviSite                                             49,266(b)              433,048
NIC                                                  66,632                 462,426
Omniture                                             33,945(b)            1,029,212
Perficient                                           37,918(b)              829,267
SkillSoft ADR                                        65,098(b,c)            585,231
VistaPrint                                           10,830(b)              404,717
Visual Sciences                                      26,363(b)              380,682
                                                                    ---------------
Total                                                                     6,421,438
-----------------------------------------------------------------------------------

IT SERVICES (0.4%)
ExlService Holdings                                  11,294(b)              240,110
iGATE                                                44,804(b)              383,971
Sykes Enterprises                                     7,986(b)              132,647
Wright Express                                        2,406(b)               87,795
                                                                    ---------------
Total                                                                       844,523
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Smith & Wesson Holding                               13,569(b)              259,032
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (3.0%)
Albany Molecular Research                            35,375(b)              534,163
AMAG Pharmaceuticals                                  4,900(b)              280,280
Bruker BioSciences                                   48,676(b)              428,349
Exelixis                                             25,000(b)              264,750
ICON ADR                                              5,710(b,c)            291,381

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
LIFE SCIENCES TOOLS & SERVICES (CONT.)
Illumina                                             15,402(b)             $799,056
Kendle Intl                                          24,933(b)            1,035,467
Luminex                                              29,819(b)              449,671
MEDTOX Scientific                                    15,506(b)              317,098
PAREXEL Intl                                         41,145(b)            1,698,053
                                                                    ---------------
Total                                                                     6,098,268
-----------------------------------------------------------------------------------

MACHINERY (4.9%)
Actuant Cl A                                         19,228               1,249,243
American Railcar Inds                                 9,190                 202,364
Astec Inds                                            7,525(b)              432,311
Badger Meter                                         10,507                 336,749
Barnes Group                                         24,738                 789,637
Blount Intl                                          12,120(b)              137,683
Bucyrus Intl Cl A                                    15,576               1,135,958
ESCO Technologies                                    15,900(b)              528,516
Gorman-Rupp                                           5,308                 176,013
Hurco Companies                                       8,309(b)              449,185
Kaydon                                                7,597                 394,968
Lindsay                                               2,707                 118,512
Lydall                                               25,343(b)              235,183
Manitowoc                                            21,806                 965,570
Middleby                                             13,129(b)              847,346
Sun Hydraulics                                        3,694                 117,469
Valmont Inds                                          9,801                 831,615
Wabtec                                               26,165                 980,141
                                                                    ---------------
Total                                                                     9,928,463
-----------------------------------------------------------------------------------

MARINE (0.3%)
DryShips                                              3,330(c)              302,531
Horizon Lines Cl A                                   10,580                 323,007
                                                                    ---------------
Total                                                                       625,538
-----------------------------------------------------------------------------------

MEDIA (0.4%)
Interactive Data                                     16,890                 476,298
Natl CineMedia                                       11,600                 259,840
                                                                    ---------------
Total                                                                       736,138
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
AMCOL Intl                                            1,969                  65,154
Century Aluminum                                      7,860(b)              413,829
Steel Dynamics                                       23,700               1,106,790
                                                                    ---------------
Total                                                                     1,585,773
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (1.2%)
Alon USA Energy                                       9,160                $309,425
Arena Resources                                       4,370(b)              286,235
Crosstex Energy                                       2,430                  92,121
Goodrich Petroleum                                    8,840(b)              280,228
Petrohawk Energy                                     56,400(b)              926,087
Quicksilver Resources                                 9,650(b)              454,033
USEC                                                 12,630(b)              129,458
                                                                    ---------------
Total                                                                     2,477,587
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Chattem                                              16,050(b)            1,131,846
USANA Health Sciences                                 2,259(b)               98,831
                                                                    ---------------
Total                                                                     1,230,677
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.5%)
KV Pharmaceutical Cl A                               13,980(b)              399,828
MGI PHARMA                                            9,260(b)              257,243
Obagi Medical Products                               11,014(b)              203,429
Penwest Pharmaceuticals                              17,300(b)              190,473
Perrigo                                              52,656               1,124,205
Sciele Pharma                                        24,919(b)              648,392
XenoPort                                              4,800(b)              225,840
                                                                    ---------------
Total                                                                     3,049,410
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
BioMed Realty Trust                                  12,500                 301,250
DiamondRock Hospitality                              17,300                 301,193
Digital Realty Trust                                 10,540                 415,171
Ventas                                               17,000                 703,800
                                                                    ---------------
Total                                                                     1,721,414
-----------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Landstar System                                      21,000                 881,370
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
Advanced Analogic Technologies                       22,358(b)              237,889
ANADIGICS                                            76,326(b)            1,379,975
Atheros Communications                               12,540(b)              375,824
AXT                                                  72,352(b)              447,859
Cabot Microelectronics                               10,078(b)              430,835
Cavium Networks                                      14,090(b)              457,925
Diodes                                               23,100(b)              741,510
Exar                                                 19,870(b)              259,502
FEI                                                  27,919(b)              877,494
FormFactor                                            6,390(b)              283,524
Hittite Microwave                                    13,571(b)              599,160

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
LTX                                                  47,335(b)             $168,986
Microsemi                                            37,600(b)            1,048,288
Monolithic Power Systems                              2,303(b)               58,496
NetLogic Microsystems                                 5,103(b)              184,269
ON Semiconductor                                     33,990(b)              426,914
Photronics                                            4,497(b)               51,311
Power Integrations                                   15,500(b)              460,505
Rudolph Technologies                                 28,208(b)              390,117
Semtech                                              26,400(b)              540,672
Silicon Image                                        20,700(b)              106,605
Silicon Laboratories                                 11,033(b)              460,738
Standard Microsystems                                17,132(b)              658,211
                                                                    ---------------
Total                                                                    10,646,609
-----------------------------------------------------------------------------------

SOFTWARE (10.2%)
Advent Software                                      20,323(b)              954,571
ANSYS                                                 5,830(b)              199,211
Blackbaud                                            12,285                 310,073
Blackboard                                           39,113(b)            1,792,940
BluePhoenix Solutions                                22,674(b,c)            417,428
Bottomline Technologies                              42,234(b)              529,192
Callidus Software                                    52,263(b)              449,462
Concur Technologies                                  32,873(b)            1,036,157
DemandTec                                             9,000(b)              122,850
Epicor Software                                      14,378(b)              197,985
FactSet Research Systems                             10,750                 736,913
FalconStor Software                                  72,468(b)              873,239
Informatica                                          59,545(b)              934,857
Interactive Intelligence                             27,917(b)              530,423
Macrovision                                          10,060(b)              247,778
Magma Design Automation                              25,304(b)              356,027
Manhattan Associates                                 12,742(b)              349,258
MICROS Systems                                       17,317(b)            1,126,817
Net 1 UEPS Technologies                              13,790(b,c)            374,674
Nuance Communications                                63,405(b)            1,224,351
Progress Software                                    20,485(b)              620,696
Quality Systems                                       6,590                 241,392
Radiant Systems                                      15,886(b)              251,475
Shanda Interactive Entertainment ADR                 12,553(b,c)            467,097
SourceForge                                         101,098(b)              247,690
SPSS                                                 16,888(b)              694,772
Synchronoss Technologies                             39,372(b)            1,655,986
Take-Two Interactive Software                        14,310(b)              244,415

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOFTWARE (CONT.)
Taleo Cl A                                           23,442(b)             $595,661
The9 ADR                                              4,900(b,c)            169,001
Ultimate Software Group                              37,338(b)            1,303,096
VASCO Data Security Intl                             24,606(b)              868,838
Verint Systems                                       15,276(b)              396,412
                                                                    ---------------
Total                                                                    20,520,737
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (2.8%)
Aeropostale                                           7,486(b)              142,683
Buckle                                               19,855                 753,299
Children's Place Retail Stores                       15,000(b)              364,200
Christopher & Banks                                  33,300                 403,596
Dress Barn                                            8,385(b)              142,629
DSW Cl A                                              6,300(b)              158,571
GUESS?                                                7,662                 375,668
Guitar Center                                         7,600(b)              450,680
Gymboree                                             39,633(b)            1,396,666
J Crew Group                                          8,010(b)              332,415
Jos A Bank Clothiers                                  6,187(b)              206,770
Tween Brands                                         16,300(b)              535,292
Zumiez                                               10,030(b)              445,031
                                                                    ---------------
Total                                                                     5,707,500
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.0%)
crocs                                                14,806(b)              995,704
Deckers Outdoor                                       8,028(b)              881,474
Fossil                                               34,138(b)            1,275,395
Iconix Brand Group                                   27,091(b)              644,495
lululemon athletica                                   6,100(b,c)            256,383
Maidenform Brands                                    14,752(b)              234,262

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Phillips-Van Heusen                                  22,300              $1,170,304
Under Armour Cl A                                     5,540(b)              331,403
Volcom                                                8,720(b)              370,774
                                                                    ---------------
Total                                                                     6,160,194
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.2%)
Applied Industrial Technologies                      12,003                 370,052
Beacon Roofing Supply                                12,000(b)              122,640
Rush Enterprises Cl A                                 3,922(b)               99,423
TransDigm Group                                      19,152(b)              875,438
UAP Holding                                          28,344                 888,868
                                                                    ---------------
Total                                                                     2,356,421
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Centennial Communications                            40,736(b)              412,248
TOTAL COMMON STOCKS
(Cost: $166,577,356)                                                   $199,231,298
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.3%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,594,053(f)           $4,594,053
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,594,053)                                                       $4,594,053
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $171,171,409)(g)                                                $203,825,351
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 4.4% of net assets.

(d) At Sept. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.4% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.9% of net assets.

(f)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

(g) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $171,171,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $39,706,000
Unrealized depreciation                                             (7,052,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $32,654,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  21

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPT. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $166,577,356)         $199,231,298
   Affiliated money market fund (identified cost $4,594,053)
   (Note 6)                                                        4,594,053
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $171,171,409)                                                 203,825,351
Capital shares receivable                                            161,431
Dividends and accrued interest receivable                             44,238
Receivable for investment securities sold                          4,059,954
----------------------------------------------------------------------------
Total assets                                                     208,090,974
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               179,859
Payable for investment securities purchased                        4,069,647
Payable upon return of securities loaned (Note 5)                    767,600
Accrued investment management services fee                             5,172
Accrued distribution fee                                              61,752
Accrued transfer agency fee                                              212
Accrued administrative services fee                                      450
Accrued plan administration services fee                                 167
Other accrued expenses                                                92,934
----------------------------------------------------------------------------
Total liabilities                                                  5,177,793
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $202,913,181
============================================================================

--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

SEPT. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    372,624
Additional paid-in capital                                       141,751,973
Net operating loss                                                (1,253,572)
Accumulated net realized gain (loss)                              29,388,214
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     32,653,942
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $202,913,181
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $108,727,648
                                             Class B                           $ 38,623,036
                                             Class C                           $  4,689,664
                                             Class I                           $ 50,388,164
                                             Class R2                          $      5,246
                                             Class R3                          $      5,257
                                             Class R4                          $    468,889
                                             Class R5                          $      5,277
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           19,838,424    $       5.48
                                             Class B shares       7,449,299    $       5.18
                                             Class C shares         903,959    $       5.19
                                             Class I shares       8,983,191    $       5.61
                                             Class R2 shares            951    $       5.52
                                             Class R3 shares            951    $       5.53
                                             Class R4 shares         84,667    $       5.54
                                             Class R5 shares            951    $       5.55
-------------------------------------------------------------------------------------------
*Including securities on loan, at value
   (Note 5)                                                                    $    745,112
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPT. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $   338,361
Interest                                                                  2
Income distributions from affiliated money market fund (Note
   6)                                                                72,575
Fee income from securities lending (Note 5)                          14,437
---------------------------------------------------------------------------
Total income                                                        425,375
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  934,650
Distribution fee
   Class A                                                          138,141
   Class B                                                          206,298
   Class C                                                           23,424
   Class R2                                                              13
   Class R3                                                               6
Transfer agency fee
   Class A                                                          167,352
   Class B                                                           65,739
   Class C                                                            7,273
   Class R2                                                               2
   Class R3                                                               2
   Class R4                                                              86
   Class R5                                                               2
Administrative services fees                                         82,709
Plan administration services fee
   Class R2                                                               6
   Class R3                                                               6
   Class R4                                                             432
Compensation of board members                                         1,869
Custodian fees                                                      114,190
Printing and postage                                                 23,670
Registration fees                                                     7,480
Professional fees                                                    12,815
Other                                                                 3,173
---------------------------------------------------------------------------
Total expenses                                                    1,789,338
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                       (98,920)
---------------------------------------------------------------------------
                                                                  1,690,418
   Earnings and bank fee credits on cash balances (Note 2)           (5,672)
---------------------------------------------------------------------------
Total net expenses                                                1,684,746
---------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,259,371)
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

SIX MONTHS ENDED SEPT. 30, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)      $23,426,226
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (1,677,721)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            21,748,505
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $20,489,134
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       SEPT. 30, 2007     MARCH 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                         $ (1,259,371)      $ (2,876,295)
Net realized gain (loss) on investments                   23,426,226         18,120,658
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                      (1,677,721)       (16,260,158)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             20,489,134         (1,015,795)
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                     --         (9,629,209)
      Class B                                                     --         (3,911,269)
      Class C                                                     --           (403,792)
      Class I                                                     --         (3,812,551)
      Class R2                                                    --               (394)
      Class R3                                                    --               (394)
      Class R4                                                    --            (22,350)
      Class R5                                                    --               (394)
----------------------------------------------------------------------------------------
Total distributions                                               --        (17,780,353)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       SEPT. 30, 2007     MARCH 31, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                              $  6,361,634       $ 15,374,081
   Class B shares                                          1,482,502          3,410,038
   Class C shares                                            162,713            386,666
   Class I shares                                          1,783,113         32,191,922
   Class R2 shares                                                --              5,000
   Class R3 shares                                                --              5,000
   Class R4 shares                                           181,607            200,460
   Class R5 shares                                                --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                                 --          9,495,725
   Class B shares                                                 --          3,842,612
   Class C shares                                                 --            397,451
   Class I shares                                                 --          3,811,622
   Class R4 shares                                                --             22,184
Payments for redemptions
   Class A shares                                        (22,052,917)       (47,869,506)
   Class B shares (Note 2)                               (10,532,277)       (20,796,021)
   Class C shares (Note 2)                                  (516,372)        (1,661,916)
   Class I shares                                         (7,840,154)        (3,151,683)
   Class R4 shares                                           (14,336)          (211,301)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (30,984,487)        (4,542,666)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (10,495,353)       (23,338,814)
Net assets at beginning of period                        213,408,534        236,747,348
----------------------------------------------------------------------------------------
Net assets at end of period                             $202,913,181       $213,408,534
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                    $ (1,253,572)      $      5,799
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Cap Growth Fund (the Fund) is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front end sales charge or CDSC and are offered to qualifying institutional investors.

At Sept. 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager), and the affiliated funds-of-funds owned 100% of Class I shares.

At Sept. 30, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT 29 is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Sept. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Sept. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT 31 derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.92% to 0.795% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $16,507 for the six months ended Sept. 30, 2007. The management fee for the six months ended Sept. 30, 2007, was 0.90% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has Subadvisory Agreements with Turner Investment Partners, LLC, UBS Global Asset Management (Americas) Inc., Essex Investment Management Company, LLC and Federated MDTA, LLC. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2007, there were no expenses incurred for these particular items.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets, attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. As of Oct. 1, 2007, RiverSource Distributors serves as the sole principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3 and Class R4 pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT 33 calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Sales charges received by the Distributor for distributing Fund shares were $61,779 for Class A, $21,214 for Class B and $49 for Class C for the six months ended Sept. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Sept. 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.57% for Class A, 2.34% for Class B, 2.33% for Class C, 1.13% for Class I, 1.93% for Class R2, 1.68% for Class R3, 1.43% for Class R4 and 1.18% for Class R5. Of these waived fees and expenses, the transfer agency fees waived at the class level were $56,838, $21,220 and $2,410 for Class A, Class B and Class C, respectively, and the management fees waived at the Fund level were $18,452. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.59% for Class A, 2.36% for Class B, 2.35% for Class C, 1.14% for Class I, 1.94% for Class R2, 1.69% for Class R3, 1.44% for Class R4 and 1.19% for Class R5 of the Fund's average daily net assets until March 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Sept. 30, 2007, the Fund's custodian and transfer agency fees were reduced by $5,672 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $124,222,348 and $158,484,813, respectively, for the six months ended Sept. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED SEPT. 30, 2007
                                              ISSUED FOR
                                              REINVESTED                           NET
                                  SOLD       DISTRIBUTIONS     REDEEMED     INCREASE/DECREASE
---------------------------------------------------------------------------------------------
Class A                         1,181,662             --      (4,194,808)      (3,013,146)
Class B                           296,449             --      (2,082,850)      (1,786,401)
Class C                            32,396             --        (103,221)         (70,825)
Class I                           330,989             --      (1,453,055)      (1,122,066)
Class R2                               --             --              --               --
Class R3                               --             --              --               --
Class R4                           33,406             --          (2,714)          30,692
Class R5                               --             --              --               --
---------------------------------------------------------------------------------------------

                                                  YEAR ENDED MARCH 31, 2007
                                              ISSUED FOR
                                              REINVESTED                           NET
                                  SOLD       DISTRIBUTIONS     REDEEMED     INCREASE/DECREASE
---------------------------------------------------------------------------------------------
Class A                         3,090,209      2,016,077      (9,656,870)      (4,550,584)
Class B                           707,128        857,726      (4,423,877)      (2,859,023)
Class C                            80,919         88,519        (350,410)        (180,972)
Class I                         6,522,235        794,088        (614,246)       6,702,077
Class R2*                             951             --              --              951
Class R3*                             951             --              --              951
Class R4                           37,977          4,670         (42,330)             317
Class R5*                             951             --              --              951
---------------------------------------------------------------------------------------------

* For the period from Dec. 11, 2006 (inception date) to March 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Sept. 30, 2007, securities valued at $745,112 were on loan to brokers. For collateral, the Fund

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT 35 received $767,600 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $14,437 for the six months ended Sept. 30, 2007. Expenses paid to the Investment Manager were $2,795 for the six months ended Sept. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $48,467,347 and $48,096,901, respectively, for the six months ended Sept. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Sept. 30, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT 37 and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(i)           2007              2006              2005              2004
Net asset value, beginning of
 period                           $4.97          $5.42             $4.19             $4.38             $2.80
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.03)(b)       (.07)             (.06)             (.06)             (.04)
Net gains (losses) (both
 realized and unrealized)           .54            .03              1.32              (.13)             1.62
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .51           (.04)             1.26              (.19)             1.58
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --           (.41)             (.03)               --                --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.48          $4.97             $5.42             $4.19             $4.38
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $109           $114              $149              $153              $208
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)          1.57%(e),(f)     1.65%(f)        1.68%(f)          1.63%             1.64%
------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (1.16%)(e)     (1.22%)           (1.20%)           (1.29%)           (1.18%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%           119%              152%              153%              224%
------------------------------------------------------------------------------------------------------------
Total return(g)                  10.26%(h)       (.24%)           30.06%            (4.34%)           56.43%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.70% for the six months ended Sept. 30, 2007 and 1.76% and 1.73% for the years ended March 31, 2007 and 2006, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(i)           2007              2006              2005              2004
Net asset value, beginning of
 period                           $4.72          $5.21             $4.06             $4.28             $2.76
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.05)(b)       (.10)             (.09)             (.10)             (.07)
Net gains (losses) (both
 realized and unrealized)           .51            .02              1.27              (.12)             1.59
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .46           (.08)             1.18              (.22)             1.52
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --           (.41)             (.03)               --                --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.18          $4.72             $5.21             $4.06             $4.28
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $39            $44               $63               $71              $102
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)          2.34%(e),(f)     2.42%(f)        2.45%(f)          2.40%             2.40%
------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (1.92%)(e)     (1.99%)           (1.97%)           (2.06%)           (1.94%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%           119%              152%              153%              224%
------------------------------------------------------------------------------------------------------------
Total return(g)                   9.75%(h)      (1.03%)           29.05%            (5.14%)           55.07%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.46% for the six months ended Sept. 30, 2007 and 2.53% and 2.50% for the years ended March 31, 2007 and 2006, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(i)           2007              2006              2005              2004
Net asset value, beginning of
 period                           $4.72          $5.21             $4.06             $4.28             $2.76
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.05)(b)       (.10)             (.09)             (.10)             (.07)
Net gains (losses) (both
 realized and unrealized)           .52            .02              1.27              (.12)             1.59
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .47           (.08)             1.18              (.22)             1.52
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --           (.41)             (.03)               --                --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.19          $4.72             $5.21             $4.06             $4.28
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $5             $5                $6                $6                $9
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)          2.33%(e),(f)     2.42%(f)        2.45%(f)          2.40%             2.40%
------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (1.91%)(c)     (1.98%)           (1.96%)           (2.06%)           (1.94%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%           119%              152%              153%              224%
------------------------------------------------------------------------------------------------------------
Total return(g)                   9.96%(h)      (1.05%)           29.05%            (5.14%)           55.07%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.45% for the six months ended Sept. 30, 2007 and 2.52% and 2.50% for the years ended March 31, 2007 and 2006, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(j)                   2007              2006              2005           2004(b)
Net asset value, beginning of
 period                           $5.08                  $5.51             $4.23             $4.40             $4.52
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.02)(c)               (.04)             (.03)             (.05)             (.03)
Net gains (losses) (both
 realized and unrealized)           .55                    .02              1.34              (.12)             (.09)
--------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .53                   (.02)             1.31              (.17)             (.12)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --                   (.41)             (.03)               --                --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.61                  $5.08             $5.51             $4.23             $4.40
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $50                    $51               $19                $6                $1
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d),(e)          1.13%(f),(g)           1.15%             1.13%(g)          1.07%             1.18%(f),(g)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 (.71%)(f)              (.71%)            (.69%)            (.72%)             (49%)(f)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%                   119%              152%              153%              224%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                  10.43%(i)                .15%            30.96%            (3.86%)           (2.65%)(i)
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.14% for the six months ended Sept. 30, 2007 and 1.15% and 1.56% for the periods ended March 31, 2006 and 2004, respectively.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(j)               2007(b)
Net asset value, beginning of
 period                           $5.02                 $5.26
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.04)(c)              (.05)
Net gains (losses) (both
 realized and unrealized)           .54                   .22
-------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .50                   .17
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --                  (.41)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.52                 $5.02
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--                   $--
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d),(e)          1.93%(f),(g)          1.86%(f)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (1.51%)(f)            (1.36%)(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%                  119%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                   9.96%(i)              3.74%(i)
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.96% for the six months ended Sept. 30, 2007.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  43

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(j)               2007(b)
Net asset value, beginning of
 period                           $5.02                 $5.26
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.03)(c)              (.05)
Net gains (losses) (both
 realized and unrealized)           .54                   .22
-------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .51                   .17
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --                  (.41)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.53                 $5.02
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--                   $--
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d),(e)          1.68%(f),(g)          1.60%(f)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (1.26%)(f)            (1.11%)(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%                  119%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                  10.16%(i)              3.74%(i)
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.71% for the six months ended Sept. 30, 2007.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(i)                  2007              2006              2005              2004
Net asset value, beginning of
 period                           $5.02                 $5.46             $4.22             $4.40             $2.81
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.03)(b)              (.05)             (.05)             (.05)             (.04)
Net gains (losses) (both
 realized and unrealized)           .55                   .02              1.32              (.13)             1.63
-------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .52                  (.03)             1.27              (.18)             1.59
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --                  (.41)             (.03)               --                --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.54                 $5.02             $5.46             $4.22             $4.40
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--                   $--               $--               $--               $--
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)          1.43%(e),(f)          1.47%(f)          1.48%(f)          1.44%             1.45%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (1.00%)(e)            (1.04%)           (1.03%)           (1.11%)            (.97%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%                  119%              152%              153%              224%
-------------------------------------------------------------------------------------------------------------------
Total return(g)                  10.36%(h)              (.04%)           30.08%            (4.09%)           56.58%
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.45% for the six months ended Sept. 30, 2007 and 1.55% and 1.53% for the years ended March 31, 2007 and 2006, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  45

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,   2007(j)               2007(b)
Net asset value, beginning of
 period                           $5.03                 $5.26
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.02)(c)              (.04)
Net gains (losses) (both
 realized and unrealized)           .54                   .22
-------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .52                   .18
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --                  (.41)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.55                 $5.03
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--                   $--
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d),(e)          1.18%(f),(g)          1.12%(f)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 (.76%)(f)             (.62%)(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             61%                  119%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                  10.34%(i)              3.95%(i)
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 1.20% for the six months ended Sept. 30, 2007.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements between RiverSource and each subadviser (collectively, the "Subadvisers") (the "Subadvisory Agreements"), the Subadvisers perform portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and each Subadviser, and each entity's ability to carry out its

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT 47 responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and each Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadvisers and the overall "subadvised" strategy. The Board noted, in particular, management's ongoing oversight and monitoring of each Subadviser's investment process and performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group. Although the Fund's expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to all Funds, including the Fund. Based on its

--------------------------------------------------------------------------------

 48 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT  49

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended March 31, 2007 and the year ended March 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 50 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) Small Cap Growth Fund

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc., Member FINRA, and managed by
                                    RiverSource Investments, LLC. These companies are part of Ameriprise
                                    Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)      (C) 2007 RiverSource Distributors, Inc.
                                                                            S-6302 H (11/07)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Strategy Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 4, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date December 4, 2007